DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report the performance for Dreyfus Premier Limited Term High Income Fund for the six-month reporting period ended June 30, 1998 as shown in the following table:


                                                                         Approximate Distribution Rate

                                         Total Return*                Income Dividends                   Per Share**
                                         ___________               _____________________             _________________
Class A Shares                               5.36%                         $0.569                           8.73%

Class B Shares                               5.09%                         $0.537                           8.63%

Class C Shares                               4.96%                         $0.521                           8.37%

Class R Shares                               5.49%                         $0.584                           9.40%

Merrill    Lynch    High    Yield

  Master II Index***      4.58%

ECONOMIC REVIEW

  In the first half of 1998, three main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates, but the cooling of the U.S. economy over the course of the half-year resulted in no action being taken. After many years of subpar economic growth, continental Europe experienced a better economic expansion. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive in the aftermath of the Asian financial crisis late last year.

  A main influence on the U.S. economy in the first half of 1998 was Asian economic weakness. It had both positive and negative effects. The positive effects hit first. Actual inflation and expected inflation dropped, resulting in a decline in long-term Treasury bond yields and mortgage rates. This produced a boom in housing and rising asset prices, including bonds, stocks and houses. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and rising prices of assets they owned.

The negative effect of Asian weakness appeared in the industrial sector rather than the consumer sector. By midyear, there was clear-cut evidence of industrial weakness in a slowing of inventory accumulation and weakened exports. One result of this industrial weakness was to cool off a U.S. economy that had been growing so rapidly that there were fears that the Fed might raise interest rates. This favorable shift in expectations about Fed policy was one reason for the rise in U.S. bond and stock prices. Another background factor was the increasing
evidence   of   prospects   for   multi-year   budget  surpluses  in  the  U.S.

MARKET ENVIRONMENT

  The high yield market continues to enjoy solid support from the positive economic environment, the general health of the domestic financial markets, and, possibly most importantly, investor demand. Steady economic growth such as we have been experiencing for several years creates an excellent business climate for companies with leveraged balance sheets. The healthy debt and equity markets provide liquidity, and a broad spectrum of investors continues to search for yield in the high yield arena.

In the midst of this rosy state of the high yield market are two caution flags that bear attention. The first is continued economic difficulties in Southeast Asia, and what effect they might have on the worldwide economy. One fear is that lower demand for goods and services in Asia combined with excess production capacity built through the strong capital markets could result in worldwide price deflation. This has not been realized yet, but it is one that high yield investors need to watch. The second is that the strong total returns the high yield market has enjoyed have resulted in record new issuance. Almost as many new issues have come to market in the first half of 1998 as in all of 1997. This glut caused a widening of spreads to Treasuries and hurt the performance of the overall high yield market in the second quarter. The Merrill Lynch High Yield Master II Index had a total return for the first half of 1998 of 4.58%, but only 1.56% for the second quarter. More importantly, the record new issuance has placed a heavy burden on investors' research capacities as well as the underwriters' due diligence function. The result will probably be that credit surprises in the high yield market will be more on the negative side, and the best place to find value should be in the secondary market.

The bottom line is that the positive trends that have benefited the high yield market currently are continuing, but investors need to be aware of developments in Asia and place a premium on research.

PORTFOLIO OVERVIEW

  The Fund's portfolio of limited term high yield assets performed well through the first half of 1998, even as the overall high yield market stumbled over a glut of new issuance.

  The Fund is restricted to maintaining an effective average maturity of four years or less; at the end of the reporting period, it was less than three years. This reflects the Fund's goal of high current income with less volatility than comparable longer-term high yield funds. Because of this limited term maturity restriction, we believe that the Fund should generally underperform in strong high yield markets, while outperforming in weak ones. The returns of the Fund for the first half of 1998, combined with the cash distributions, reflect this.

  With about 120 issues, the Fund remains broadly diversified by individual credit and industry sector. It currently focuses on certain sectors which could be considered defensive against worldwide economic volatility, such as telecommunications, cable, and entertainment. Emerging market exposure is low, and no change in this policy is anticipated. Where investments in foreign credits exist, they usually are in investment grade countries, such as Canada or Germany, or in affiliates of major multinational investment grade companies, such as Newscorp, Duke Power, or Bell Canada.

Given the cautionary flags raised over the high yield sector, we believe these investment guidelines can serve the Fund well. We will continue to use intensive credit research to acquire assets that meet these guidelines. Thank you for your confidence in Dreyfus. We look forward to continuing to serve your financial needs.

                                                          Sincerely,


                                                     [Roger King signature logo]


                                                          Roger King

                                                          Portfolio Manager

July 20, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B, Class C and Class R shares.

***SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH, INC. The Merrill Lynch High Yield Master II Index is a market capitalization weighted index including all domestic and Yankee high yield bonds with at least $100 million par amount outstanding and greater than or equal to one year to maturity. All dividends and capital gain distributions are reinvested.



DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                                                                                 Principal
Bonds and Notes--95.1%                                                                            Amount            Value
-------------------------------------------------------                                       ____________     ______________
Aircraft & Aerospace--4.8%  AM General,

                                        Sr. Notes, 12.875%, 2002                                 $13,000,000      $  13,877,500

                                    American Pacific,
                                        Sr. Notes, 9.25%, 2005                                     7,000,000  (a)     7,262,500

                                    Burke Industries,

                                        Sr. Notes, 9.6875%, 2007                                   7,000,000  (a,b)   7,122,500

                                    Rocal, Ltd.,

                                        Collateralized Global Medium-Term Notes

                                        (Gtd. by Embraer-Empresa Brasileira de

                                        Aeronautica, S.A.), 10.25%, 1998                           4,328,000  (a)     4,317,180

                                    Sequa,

                                        Sr. Sub. Notes, 9.375%, 2003                               1,500,000          1,567,500

                                                                                                                  _____________

                                                                                                                     34,147,180

                                                                                                                  _____________

                  Automotive--1.7%  Envirotest Systems,

                                        Gtd. Sr. Notes, 9.125%, 2001                               5,100,000          5,176,500

                                    Penda,

                                        Sr. Notes, 10.75%, 2004                                    6,500,000          6,630,000

                                                                                                                  _____________

                                                                                                                     11,806,500

                                                                                                                  _____________

                      Banking--.3%  Republic National Bank of New York,

                                        Deb., 9.65%, 2003                                          2,000,000  (a)     1,849,200

                                                                                                                  _____________

                Broadcasting--3.8%  Azteca Holdings, S.A. de C.V.,

                                        Sr. Secured Notes, 11%, 2002                               7,500,000          7,556,250

                                    Paxson Communications,

                                        Sr. Sub. Notes, 11.625%, 2002                              8,000,000          8,620,000

                                    Scandinavian Broadcasting System SA,

                                        Conv. Sub. Notes, 7%, 2004                                 4,700,000  (a)     5,616,500

                                    Spanish Broadcasting,

                                        Sr. Notes, 12.50%, 2002                                    3,000,000          3,405,000

                                    Univision Network Holding, L.P.,

                                        Sub. Notes, 7%, 2002                                       2,550,575          1,766,250

                                                                                                                _____________

                                                                                                                     26,964,000

                                                                                                                _____________

            Cable Television--6.6%  Busse Broadcasting,

                                        Sr. Secured Notes, 11.625%, 2000                           1,125,000          1,207,969

                                    CCA Holdings,

                                        Sr. Sub. Notes, Zero Coupon, 1999                          9,328,404          7,650,001

                                    Diamond Cable Communications, PLC,

                                        Sr. Discount Notes, Zero Coupon, 2000                      9,950,000  (c)     8,258,500

                                    Digital Television Service/Capital,

                                        Secured Sr. Sub. Notes, 12.50%, 2007                       7,000,000          8,015,000

                                    EchoStar Communications,

                                        Sr. Discount Notes, Zero Coupon, 1999                      2,000,000  (c)     1,820,000

                                    EchoStar DBS,

                                        Gtd. Notes, 12.50%, 2002                                   2,500,000          2,793,750

                                    EchoStar Satellite Broadcast,

                                        Gtd. Sr. Discount Notes, Zero Coupon, 2000                   750,000  (c)       682,500

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Bonds and Notes (continued)                                                                        Amount              Value
-------------------------------------------------------
                                                                                               _____________       _____________

Cable Television (continued)  Galaxy Telecom, L.P.,

                                        Sr. Sub. Notes, 12.375%, 2005                          $   7,400,000     $    8,269,500

                                    Kabelmedia Holdings GMBH,

                                        Sr. Discount Notes, Zero Coupon, 2001                      6,000,000  (c)     4,590,000

                                    Pegasus Media & Communications,

                                        Sr. Sub. Notes, Ser. B, 12.50%, 2005                       3,000,000          3,435,000

                                                                                                                  _____________

                                                                                                                     46,722,220

                                                                                                                  _____________

            Casinos & Gaming--4.4%  Casino Magic Finance,

                                        First Mortgage, 11.50%, 2001                              15,000,000         15,675,000

                                    Hollywood Casino,

                                        Sr. Notes, 12.75%, 2003                                    5,176,000          5,693,600

                                    Majestic Star Casino, LLC,

                                        Sr. Exchange Secured Notes, 12.75%, 2003                   3,500,000          3,841,250

                                    Station Casinos,

                                        Sr. Sub. Notes, 9.625%, 2003                               5,356,000          5,570,240

                                                                                                                  _____________

                                                                                                                     30,780,090

                                                                                                                  _____________

                    Chemicals--.3%  ISP Holdings,

                                        Sr. Notes, Ser. B, 9%, 2003                                2,000,000          2,085,000

                                                                                                                  _____________

        Commercial Mortgages--1.0%  Nomura Depositor Trust ST IA,

                                        Mortgage Pass-Through Ctfs., Ser. 1998 ST I:

                                           Cl. B2, 9.906%, 2003                                    5,000,000  (a,b)   4,969,531

                                           Cl. B2A, 9.906%, 2003                                   2,000,000  (a,b)   1,987,813

                                                                                                                  _____________

                                                                                                                      6,957,344

                                                                                                                  _____________

                Construction--1.5%  ICF Kaiser International,

                                        Sr. Sub. Notes, 13%, 2003                                  9,550,000         10,457,250

                                                                                                                  _____________

                    Consumer--7.1%  BPC Holding,

                                        Sr. Secured Notes, 12.50%, 2006                            2,750,000          3,025,000

                                    Florist Transworld,

                                        Sr. Sub. Notes, 14%, 2001                                  5,500,000          6,022,500

                                    Graham Packaging/GPC Capital,

                                        Floating Interest Rate Sub. Term Securities,

                                        9.28%, 2008                                                1,500,000  (a,b)   1,507,500

                                    Hosiery Corp. of America,

                                        Sr. Sub. Exchange Notes, 13.75%, 2002                     12,000,000         13,230,000

                                    La Petite Holdings,

                                        Deb., 12.125%, 2003                                        1,105,293          1,179,900

                                    Revlon Worldwide,

                                        Sr. Secured Discount Notes, Zero Coupon, 2001             19,750,000         15,405,000

                                    Sharp Do Brasil S.A.,

                                        Medium-Term Notes, 9.625%, 2000                            3,500,000  (d)     3,097,500

                                    Sweetheart Cup,

                                        Gtd. Sr. Notes, 9.625%, 2000                               7,000,000          6,965,000

                                                                                                                  _____________

                                                                                                                     50,432,400

                                                                                                                  _____________

                      Energy--4.2%  Clark USA,

                                        Sr. Secured Notes, Ser. B, 10.875%, 2005                   5,386,000          5,884,205

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Bonds and Notes (continued)                                                                        Amount              Value
-------------------------------------------------------

                                                                                               _____________       _____________

                 Energy (continued) DeepTech International,

                                        Sr. Secured Notes, 12%, 2000                            $  4,850,000     $    5,153,125

                                    Gerrity Oil & Gas,

                                        Sr. Sub. Notes, 11.75%, 2004                               2,960,000          3,233,800

                                    Kelly Oil & Gas,

                                        Conv. Sub. Notes, 7.875%, 1999                             4,996,000          4,883,590

                                    Rutherford-Moran Oil,

                                        Sr. Sub. Notes, 10.75%, 2004                               9,940,000         10,648,225

                                                                                                                  _____________

                                                                                                                     29,802,945

                                                                                                                  _____________

               Entertainment--4.2%  American Skiing,

                                        Sr. Sub. Notes,12%, 2006                                  15,915,000         17,904,375

                                    Premier Parks,

                                        Gtd. Sr. Notes, Ser. A, 12%, 2003                          1,500,000          1,672,500

                                    Six Flags Theme Parks,

                                        Sr. Sub. Notes, Ser. A, 121_4%, 2005                       2,000,000          2,280,000

                                    United Artists Theatres,

                                        Floating Rate Sr. Sub. Notes, 10.063%, 2007                8,000,000  (a,b)   8,040,000

                                                                                                                  _____________

                                                                                                                     29,896,875

                                                                                                                  _____________

       Financial/Asset-Backed--.6%  Commercial Loan Funding Trust I,

                                        Floating Rate Sub. Notes, Cl. D1, 18%, 2005

                                        (Interest Only Obligation)                                 4,500,000  (b,e)   3,757,500

                                    Imperial Credit Capital Trust I,

                                        Remarketed Par Securities, Ser. A, 10.25%, 2002              500,000  (a)       510,507

                                                                                                                  _____________

                                                                                                                      4,268,007

                                                                                                                  _____________

          Food and Beverages--4.1%  Chiquita Brands International:

                                        Conv. Sub. Notes, 7%, 2001                                 4,500,000  (a)     4,185,000

                                        Conv. Sub. Notes, 7%, 2001                                 2,450,000          2,278,500

                                    Envirodyne Industries:

                                        Sr. Notes, 10.25%, 2001                                   14,000,000         14,140,000

                                        Sr. Secured Notes, Ser. B, 12%, 2000                       3,600,000          3,843,000

                                    Pilgrims Pride,

                                        Sr. Sub. Notes, 10.875%, 2003                              2,000,000          2,090,000

                                    RC/Arbys,

                                        Gtd. Sr. Notes, 9.75%, 2000                                2,485,000          2,566,657

                                                                                                                  _____________

                                                                                                                     29,103,157

                                                                                                                  _____________

             Forest Products--4.2%  Maxxam Group Holdings,

                                        Sr. Secured Notes, 12%, 2003                               9,200,000         10,304,000

                                    Pacific Lumber,

                                        Sr. Notes, 10.50%, 2003                                   18,760,000         19,369,700

                                                                                                                  _____________

                                                                                                                     29,673,700

                                                                                                                  _____________

                   Healthcare--.4%  Eye Care Centers of America,

                                        Floating Interest Rate Sub. Term Securities,

                                        9.223%, 2008                                               3,000,000  (a,b)   3,015,000

                                                                                                                  _____________

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Bonds and Notes (continued)                                                                        Amount              Value
-------------------------------------------------------

                                                                                               _____________       _____________


                   Industrial--4.2% Anacomp,

                                        Sr. Sub. Notes, Ser. C, 10.875%, 2004                  $   5,000,000  (a)   $  5,287,500

                                    Applied Extrusion Technology,

                                        Sr. Notes, Ser. B, 11.50%, 2002                            7,880,000          8,352,800

                                    HCC Industries,

                                        Sr. Sub. Notes, 10.75%, 2007                               7,110,000          7,572,150

                                    Petro Stopping Centers/Financial,

                                        Sr. Notes, 10.50%, 2007                                    7,800,000          8,307,000

                                    Vicap, S.A. de C.V.,

                                        Gtd. Sr. Notes, 10.25%, 2002                                 500,000  (a)       521,250

                                                                                                                  _____________

                                                                                                                     30,040,700

                                                                                                                  _____________

                      Metals--6.9%  Doe Run Resources,

                                        Sr. Sub. Notes, 12.009%, 2003                              2,000,000  (a,b)   2,030,000

                                    Kaiser Aluminum & Chemical,

                                        Gtd. Sr. Notes, 9.875%, 2002                               5,000,000          5,162,500

                                    NS Group,

                                        Sr. Notes, 13.50%, 2003                                      600,000            666,000

                                    Northwestern Steel & Wire,

                                        Sr. Notes, 9.50%, 2001                                     5,000,000          5,056,250

                                    Renco Metals,

                                        Sr. Notes, 11.50%, 2003                                   13,495,000         14,507,125

                                    Republic Engineered Steels,

                                        First Mortgage Notes, 9.875%, 2001                        11,290,000         11,290,000

                                    Russel Metals,

                                        Sr. Notes, 10.25%, 2000                                    9,500,000          9,903,750

                                                                                                                  _____________

                                                                                                                     48,615,625

                                                                                                                  _____________

       Paper & Paper Related--5.9%  APP Global Finance III,

                                        Secured Floating Rate Notes, 10.093%, 2002                 4,000,000  (b)     2,720,000

                                    Florida Coast Paper, LLC,

                                        First Mortgage, Ser. B, 12.75%, 2003                      13,000,000         14,527,500

                                    Stone Container :

                                        Sr. Notes, 9.875%, 2001                                    1,000,000          1,028,750

                                        Sr. Sub. Deb., 12.25%, 2002 (Units)                       10,925,000  (f)    11,252,750

                                        Sr. Sub. Notes, 11%, 1999                                    500,000            512,500

                                    Stone Container Finance,

                                        Gtd. Sr. Notes, 11.50%, 2006                              10,000,000  (a)    11,350,000

                                                                                                                  _____________

                                                                                                                     41,391,500

                                                                                                                  _____________

                  Publishing--1.9%  American Media Operations,

                                        Sr. Sub. Notes, 11.625%, 2004                              7,350,000          7,956,375

                                    Day International Group,

                                        Sr. Notes, Ser. B, 11.125%, 2005                           5,200,000          5,674,500

                                                                                                                _____________

                                                                                                                     13,630,875

                                                                                                                _____________

                      Retail--2.9%  Cafeteria Operators, L.P.

                                        (Gtd. by Furrs/Bishops Specialty Group),

                                        Sr. Secured Notes, 12%, 2001                               7,481,649          7,519,058

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Bonds and Notes (continued)                                                                        Amount              Value
-------------------------------------------------------

                                                                                               _____________      _____________


   Retail (continued) Corporate Express,

                                        Conv. Notes, 4.50%, 2000                               $   9,840,000     $    9,102,000

                                    Discovery Zone,

                                        Sr. Secured Notes, 13.50%, 2002                            4,000,000          3,640,000

                                                                                                                  _____________

                                                                                                                     20,261,058

                                                                                                                  _____________

                  Technology--3.9%  LAM Research,

                                        Conv. Sub. Notes, 5%, 2002                                 6,750,000          5,467,500

                                    Samsung Electronics of America,

                                        Gtd. Notes, 9.75%, 2003                                    3,000,000  (a)     2,820,000

                                    The Learning Company,

                                        Conv. Sr. Notes, 5.50%, 2000                              10,565,000  (a)    10,155,606

                                    Unisys,

                                        Sr. Notes, 12%, 2003                                       2,750,000          3,114,375

                                    Viasystems,

                                        Sr. Sub. Notes, 9.75%, 2007                                5,750,000          5,706,875

                                                                                                                  _____________

                                                                                                                     27,264,356

                                                                                                                  _____________

         Telecommunications/

                    Carriers--4.2%  Call-Net Enterprises,

                                        Sr. Discount Notes, Zero Coupon, 1999                      1,000,000  (c)       960,000

                                    GST USA,

                                        Sr. Discount Notes, Zero Coupon, 2000                      2,500,000  (c)     2,037,500

                                    Hermes Europe Railtel B.V.,

                                        Sr. Notes, 11.50%, 2007                                    3,250,000          3,688,750

                                    Intelcom Group (USA),

                                        Gtd. Secured Discount Notes, Zero Coupon, 2001             1,770,000  (c)     1,389,450

                                    Intermedia Communications,

                                        Sr. Discount Notes, Zero Coupon, 2001                     12,500,000  (c)    10,281,250

                                    Level 3 Communications,

                                        Sr. Sub. Notes, 10.375%, 2007                              2,000,000          2,220,000

                                    MJD Communications,

                                        Floating Rate Notes, 10%, 2008                             9,000,000  (a,b)   9,180,000

                                                                                                                  _____________

                                                                                                                     29,756,950

                                                                                                                  _____________

                    Textiles--1.3%  Sassco Fashions,

                                        Notes, 12.75%, 2004                                        4,200,000          4,557,000

                                    Texfi Industries,

                                        Sr. Sub. Deb, 8.75%, 1999                                  5,100,000          4,934,250

                                                                                                                  _____________

                                                                                                                      9,491,250

                                                                                                                  _____________

              Transportation--3.4%  Atlantic Coast Airlines,

                                        Gtd. Pass Through Ctfs., Ser. 1997-1D, 7.97%, 2000         1,858,498  (a)     1,856,175

                                    CHC Helicopter,

                                        Sr. Sub. Notes, 11.50%, 2002 (Units)                       1,925,000  (g)     2,069,375

                                    Eletson Holdings,

                                        First Preferred Ship Mortgage Notes, 9.25%, 2003           1,750,000          1,798,125

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal

Bonds and Notes (continued)                                                                        Amount              Value
-------------------------------------------------------

                                                                                               _____________       _____________

Transportation (continued)  MTL,

                                        Floating Interest Rate Sub. Term Securities,

                                        10.50%, 2006                                            $  3,000,000  (a,b)   $3,007,500

                                    Moran Transportation,

                                        First Preferred Ship Mortgage Notes,

                                        11.75%, 2004                                               5,835,000          6,447,675

                                    Stena AB,

                                        Sr. Notes, 10.50%, 2005                                      500,000            546,250

                                    Union Pacific,

                                        Sub. Deb., 5.50%, 2033                                     4,166,000          3,755,393

                                    ValuJet,

                                        Sr. Notes, 10.25%, 2001                                    5,025,000          4,886,812

                                                                                                                  _____________

                                                                                                                     24,367,305

                                                                                                                  _____________

                   Utilities--1.0%  Hidroelectrica Alicura,

                                        Deb., 8.375%, 1999                                         3,000,000  (a)     2,985,000

                                    Hidroelectrica Piedra Aquila,

                                        Medium-Term Notes, 10.625%, 2001                           4,000,000          4,155,000

                                                                                                                  _____________

                                                                                                                      7,140,000

                                                                                                                  _____________

Wireless Communications--10.3%      Cencall Communications,

                                        Sr. Discount Notes, Zero Coupon, 1999                      3,000,000  (c)     2,947,500

                                    Clearnet Communications,

                                        Sr. Discount Notes, Zero Coupon, 2000                      7,500,000  (c)     6,318,750

                                    Comunicacion Celular SA,

                                        Bonds, Zero Coupon, 2000                                   1,750,000  (c)     1,356,250

                                    Dial Call Communications,

                                        Sr. Discount Notes, Zero Coupon, 1998                      3,000,000  (c)     2,977,500

                                    Microcell Telecommunications,

                                        Sr. Discount Notes, Zero Coupon, 2001                     10,000,000  (c)     7,475,000

                                    Occidente y Caribe Celular SA,

                                        Sr. Discount Notes, Zero Coupon, 2001                     11,000,000  (c)     8,291,250

                                    Omnipoint,

                                        Floating Rate Notes, 8.938%, 2006                          5,000,000  (b)     5,018,750

                                    Orion Network Systems,

                                        Sr. Discount Notes, Zero Coupon, 2002                     16,000,000  (c)    12,240,000

                                    Pagemart Nationwide,

                                        Sr. Discount Notes, Zero Coupon, 2000                      5,000,000  (c)     4,525,000

                                    WinStar Communications,

                                        Sr. Discount Notes, Zero Coupon, 2000                     23,000,000  (c)    19,262,500

                                    WinStar Equipment,

                                        Gtd. Notes, 12.50%, 2004                                   2,000,000          2,275,000

                                                                                                                  _____________

                                                                                                                     72,687,500

                                                                                                                  _____________

                                    TOTAL BONDS AND NOTES

                                        (cost $674,150,494)                                                        $672,607,987

                                                                                                                  _____________


DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)


Equity-Related Securities--2.2%                                                                   Shares               Value
-------------------------------------------------------                                       ______________      _____________

Preferred Stock--2.2%


    Broadcasting--.3% Spanish Broadcasting System,

                                        Cum., $142.50                                                  2,142     $    2,270,520

                                                                                                                  _____________

            Food & Beverages--1.1%  RJR Nabisco Holdings Capital Trust,

                                        Cum., $2.50                                                  300,000          7,566,690

                                                                                                                  _____________

                   Publishing--.8%  Newscorp Overseas, Ltd.,

                                        Ser. A, Cum., $2.15625                                       216,973          5,288,717

                                                                                                                  _____________

                                    TOTAL PREFERRED STOCK                                                            15,125,927

                                                                                                                  _____________

Warrants--.0%


                Entertainment--.0%  Discovery Zone                                                     4,000             20,000

                                                                                                                  _____________

      Wireless Communications--.0%  Comunicacion Celular SA                                            1,750            122,500

                                                                                                                  _____________


                                    TOTAL WARRANTS                                                                      142,500

                                                                                                                  _____________

                                    TOTAL EQUITY-RELATED SECURITIES

                                        (cost $15,643,139)                                                        $  15,268,427

                                                                                                                  _____________



                                                                                                                Principal
Short-Term Investments--.2%                                                                                       Amount
-------------------------------------------------------                                                        ______________
U.S. Government Agency;  Federal Home Loan Banks,

                                        5.85%, 7/1/1998

                                        (cost $1,133,000)                                       $  1,133,000     $    1,133,000

                                                                                                                  _____________



TOTAL INVESTMENTS (cost $690,926,633)                                                                  97.5%       $689,009,414

                                                                                                    _______       _____________


CASH AND RECEIVABLES (NET)                                                                              2.5%      $  17,989,657

                                                                                                    _______       _____________


NET ASSETS                                                                                            100.0%       $706,999,071

                                                                                                    _______       _____________


Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities amounted to $99,576,262 or 14.1% of net assets.

(b) Variable rate security--interest rate subject to periodic change.
(c) Zero coupon until year shown at which time a stated coupon rate becomes effective.
(d) Reflects date security can be redeemed at holder's option; the stated maturity date is 10/30/2005.
(e) Notional face amount shown.
(f) With supplemental interest certificates attached.
(g) With warrants to purchase common stock.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Cost             Value
                                                                                               ______________     _____________
ASSETS:                          Investments in securities--See Statement of Investments         $690,926,633      $689,009,414

                                 Cash                                                                                 2,513,378

                                 Receivable for shares of Beneficial Interest subscribed                              8,567,307

                                 Interest and dividends receivable                                                   13,127,368

                                                                                                                 ______________

                                                                                                                    713,217,467

                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                          413,882

                                 Due to Distributor                                                                     373,729

                                 Payable for investment securities purchased                                          4,266,278

                                 Payable for shares of Beneficial Interest redeemed                                   1,119,112

                                 Interest payable--Note 4                                                                45,395

                                                                                                                 ______________

                                                                                                                      6,218,396

                                                                                                                 ______________


NET ASSETS                                                                                                         $706,999,071

                                                                                                                 ______________



REPRESENTED BY:                  Paid-in capital                                                                   $708,456,874

                                 Accumulated undistributed investment income--net                                       318,278

                                 Accumulated net realized gain (loss) on investments                                    141,138

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 3                                                            (1,917,219)

                                                                                                                 ______________

NET ASSETS                                                                                                         $706,999,071

                                                                                                                 ______________



                                            NET ASSET VALUE PER SHARE
                                         -----------------------------------

                                                           Class A              Class B            Class C          Class R
                                                         _____________       ______________      _____________    _____________
Net Assets                                                $120,135,678         $417,919,420       $168,809,811         $134,162

Shares Outstanding                                           9,570,501           33,294,082         13,444,537           10,696

NET ASSET VALUE PER SHARE                                       $12.55               $12.55             $12.56           $12.54

                                                               _______              _______           _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME:                          Interest                                                   $25,229,511

                                 Cash dividend                                                  533,001

                                                                                          _____________

                                    Total Income                                                                    $25,762,512

EXPENSES:                        Management fee--Note 2(a)                                    1,789,802

                                 Distribution and service fees--Note 2(b)                     1,840,137

                                 Interest expense--Note 4                                       106,201

                                                                                          _____________

                                    Total Expenses                                                                    3,736,140

                                                                                                                    ____________

INVESTMENT INCOME--NET                                                                                               22,026,372

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:


                                 Net realized gain (loss) on investments                  $     287,982

                                 Net unrealized appreciation (depreciation)
                                    on investments                                              562,382

                                                                                          _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                                  850,364

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $22,876,736

                                                                                                                   ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended

                                                                                       June 30, 1998           Year Ended
                                                                                        (Unaudited)        December 31, 1997*
                                                   _______________                      _______________    __________________
OPERATIONS:

   Investment income--net                                                                  $  22,026,372       $    6,988,442

   Net realized gain (loss) on investments                                                       287,982            (146,844)

   Net unrealized appreciation (depreciation) on investments                                     562,382          (2,479,601)

                                                                                           _____________       _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations                     22,876,736            4,361,997

                                                                                           _____________       _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares                                                                         (4,020,632)          (1,398,344)

       Class B shares                                                                        (12,911,171)          (4,057,554)

       Class C shares                                                                         (4,773,328)          (1,509,642)

       Class R shares                                                                             (6,084)             (19,781)

                                                                                           _____________       _____________

          Total Dividends                                                                    (21,711,215)          (6,985,321)

                                                                                           _____________       _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares                                                                         63,271,892           76,591,614

       Class B shares                                                                        225,752,239          201,321,431

       Class C shares                                                                        107,681,498           69,859,568

       Class R shares                                                                            --                   503,000

   Dividends reinvested:

       Class A shares                                                                          2,501,096              814,604

       Class B shares                                                                          3,359,545            1,172,298

       Class C shares                                                                          1,413,239              518,369

       Class R shares                                                                              6,084               19,780

   Cost of shares redeemed:

       Class A shares                                                                        (11,606,000)         (11,289,662)

       Class B shares                                                                         (9,988,051)          (2,850,872)

       Class C shares                                                                         (7,942,436)          (2,252,352)

       Class R shares                                                                            --                 (400,010)

                                                                                           _____________       _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions            374,449,106          334,007,768

                                                                                           _____________       _____________

             Total Increase (Decrease) in Net Assets                                         375,614,627          331,384,444

NET ASSETS:

   Beginning of Period                                                                       331,384,444             --

                                                                                           _____________       _____________

   End of Period                                                                            $706,999,071         $331,384,444

                                                                                           _____________       _____________


UNDISTRIBUTED INVESTMENT INCOME--NET                                                     $       318,278   $            3,121

                                                                                           _____________       _____________
--------------

*  From May 30, 1997 (commencement of operations) to December 31, 1997.


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      Six Months Ended

                                                                                       June 30, 1998         Year Ended
                                                                                         (Unaudited)       December 31, 1997*
                                                                                        ________________   _________________
CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold                                                                               5,020,517            6,104,546

   Shares issued for dividends reinvested                                                      198,618               65,046

   Shares redeemed                                                                           (920,910)            (897,316)

                                                                                           ___________          ____________

                    Net Increase (Decrease) in Shares Outstanding                            4,298,225            5,272,276

                                                                                           ___________          ____________



  Class B

  ________

   Shares sold                                                                              17,925,950           16,027,425

   Shares issued for dividends reinvested                                                      266,760               93,658

   Shares redeemed                                                                            (792,641)            (227,070)

                                                                                           ___________          ____________

                    Net Increase (Decrease) in Shares Outstanding                           17,400,069           15,894,013

                                                                                           ___________          ____________



  Class C

  ________

   Shares sold                                                                               8,548,011            5,552,164

   Shares issued for dividends reinvested                                                      112,181               41,378

   Shares redeemed                                                                            (629,851)            (179,346)

                                                                                           ___________          ____________

                    Net Increase (Decrease) in Shares Outstanding                            8,030,341            5,414,196


                                                                                           ___________          ____________

   Class R

   ________

   Shares sold                                                                                      --               40,237

   Shares issued for dividends reinvested                                                          484                1,571

   Shares redeemed                                                                                  --             (31,596)

                                                                                           ___________          ____________

                    Net Increase (Decrease) in Shares Outstanding                                  484               10,212

                                                                                          ___________          ____________


---------

* From May 30, 1997 (commencement of operations) to December 31, 1997.



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                    Class A Shares                      Class B Shares

                                                         ______________________________     ______________________________

                                                         Six Months Ended     Year Ended     Six Months Ended     Year Ended
                                                           June 30, 1998     December 31,      June 30, 1998     December 31,
                                                            (Unaudited)         1997(1)         (Unaudited)         1997(1)
                                                         ________________   _____________   ________________    ____________
PER SHARE DATA:

   Net asset value, beginning of period                         $12.46          $12.50             $12.46           $12.50

                                                              _______          _______            _______          _______

   Investment Operations:

   Investment income--net                                          .57             .71                .54              .66

   Net realized and unrealized gain (loss) on investments          .09            (.04)               .09             (.04)

                                                              _______          _______            _______          _______

   Total from Investment Operations                               .66              .67                .63              .62

                                                              _______          _______            _______          _______

   Distributions:

   Dividends from investment income--net                         (.57)            (.71)              (.54)            (.66)

                                                              _______          _______            _______          _______

   Net asset value, end of period                              $12.55           $12.46             $12.55           $12.46

                                                              _______          _______            _______          _______


TOTAL INVESTMENT RETURN(2,3)                                    10.81%            9.16%             10.26%            8.57%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets(3)           .95%             .95%              1.45%            1.45%

   Ratio of interest expense to average net assets(3)             .05%             .08%               .04%             .09%

   Ratio of net investment income to average net assets(3)       9.17%            9.34%              8.57%            8.73%

   Portfolio Turnover Rate(4)                                   29.66%           28.83%             29.66%           28.83%

   Net Assets, end of period (000's Omitted)                  $120,136          $65,705           $417,919         $198,057

---------

(1)  From May 30, 1997 (commencement of operations) to December 31, 1997.
(2)  Exclusive of sales load.
(3)  Annualized.
(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                    Class C Shares                      Class R Shares

                                                         ______________________________     ______________________________

                                                         Six Months Ended     Year Ended     Six Months Ended     Year Ended
                                                           June 30, 1998     December 31,      June 30, 1998     December 31,
                                                            (Unaudited)         1997(1)         (Unaudited)         1997(1)
                                                         ________________   _____________   ________________    ____________
PER SHARE DATA:

   Net asset value, beginning of period                         $12.47          $12.50             $12.45           $12.50

                                                              _______          _______            _______          _______

   Investment Operations:

   Investment income--net                                          .53             .65                .66              .81

   Net realized and unrealized gain (loss) on investments          .08            (.03)               .01             (.14)

                                                              _______          _______            _______          _______

   Total from Investment Operations                                .61             .62                .67              .67

                                                              _______          _______            _______          _______

   Distributions:

   Dividends from investment income--net                         (.52)            (.65)              (.58)            (.72)

                                                              _______          _______            _______          _______

   Net asset value, end of period                               $12.56          $12.47             $12.54           $12.45

                                                              _______          _______            _______          _______


TOTAL INVESTMENT RETURN(2)                                   10.00%(3)         8.47%(3)             11.07%            9.26%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets(2)          1.70%            1.70%               .70%             .75%

   Ratio of interest expense to average net assets(2)             .04%             .09%               .06%             .05%

   Ratio of net investment income to average net assets(2)       8.30%            8.54%             10.72%           10.08%

   Portfolio Turnover Rate(4)                                   29.66%           28.83%             29.66%           28.83%

   Net Assets, end of period (000's Omitted)                  $168,810          $67,495               $134             $127

---------

(1)  From May 30, 1997 (commencement of operations) to December 31, 1997.
(2)  Annualized.
(3)  Exclusive of sales load.
(4)  Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Limited Term High Income Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide high current income. The Dreyfus Corporation ("Manager") serves as the Fund' s investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

  Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund). These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

  (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to
 . 25% of the value of the average daily net assets to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended June 30, 1998, Class A, Class B and Class C shares were charged $111,440, DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  $763,506 and $437,578, respectively, pursuant to the Plan and Class B and Class C shares were charged $381,753 and $145,860, respectively, pursuant to the service plan.

  Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1998, amounted to $510,216,649 and $148,965,108, respectively.

  At  June  30, 1998, accumulated net unrealized depreciation on investments was
$1,917,219,   consisting   of   $4,617,472  gross  unrealized  appreciation  and
$6,534,691 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

  The Fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings.

  The average daily amount of borrowings outstanding during the period ended June 30, 1998 was approximately $3,598,000 with a related weighted average annualized interest rate of 5.95%.
DREYFUS PREMIER LIMITED TERM

HIGH INCOME FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940













Printed in U.S.A.                                          029/759SA986

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                 LIMITED TERM

                               HIGH INCOME FUND
-------------------------------------------------------------------------------

                                 JUNE 30, 1998

                                   (reg.tm)

[reg.tm, signature logo]






DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  Large capitalization growth stocks continued to drive the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") in recent months. Accordingly, Dreyfus Premier Core Value Fund, which concentrates on value stocks, did not perform as well as its benchmark during the six-month fiscal period ended June 30, 1998.

  For the six-month period, the performance of the various share classes of the Fund and the S&P 500 is shown in the following table:

                                                            Total Return*

                                                            ____________

      Class A shares                                            8.95%

      Class B shares (since inception 1/16/98)                 12.60%

      Class C shares (since inception 1/16/98)                 12.60%

      Class R shares                                            8.76%

      Institutional shares                                      8.97%

      S&P 500**                                                17.72%

ECONOMIC REVIEW

Fears of Federal Reserve Board (the "Fed") tightening appear to have eased due to the Asian financial crisis, as well as accumulating evidence of slower overall economic growth since the spring. The Fed's main domestic concern is that the tight labor market has begun to fuel faster wage growth across many industries. Thus far, however, rising wages have still not meant rising prices. Instead, this cost-price mix threatens to further erode corporate profit margins.  Market  interest  rates have already reflected the slower economy, and
the    interest    rate    curve    has    become    quite    flat.

  The shift to slower economic growth this spring is largely due to the drag from Asia's recession, but may well be reinforced this summer by the multiplier impacts of the General Motors strike. Among broader economic factors, the trade deficit has widened sharply due to both weak exports and strong growth in imports. Also, inventories soared earlier this year, potentially creating some drag on future production. However, slowing industrial output has largely been met by shortening the manufacturing work week, not by cutting jobs. Hence, the shift to slower growth has not relieved the tightness in the labor market. Instead, the virtual absence of bad news has left consumers to enjoy the benefits of rising real wages and low interest rates that, in turn, have boosted spending and home ownership.

  Although growth in corporate profits has slowed in many sectors in the past year, consensus estimates of future profit growth continue to be cut by many analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  Virtually all Treasury market interest rates have already fallen near to the floor set by the Federal Funds rate. This implies to us that further substantial interest rate drops are unlikely unless the economy weakens enough to justify action by the Fed to ease credit.

MARKET OVERVIEW

  Measured broadly, the six months ended June 30, 1998 was another period of solid advance for the stock market. Yet that general statement did not apply to all categories of stocks. The dramatic divergence in performance between the S&P Barra Growth and Value Indices*** was a feature of the period. The Growth Index outperformed the Value Index by approximately 1100 basis points during the half-year (23.1% vs. 12.1%).

  Stock groups that were strongest during the half-year included apparel; financials, particularly banks, brokerages, insurance and diversified financial services; technology, especially communications and computer issues; and cyclical consumer stocks such as advertising, airlines, automotive, broadcasting and some construction.

  The weak categories for the period included precious metals, oil drilling and oilfield suppliers, and some industrial issues.

Corporate profits dropped sharply from the strong pace of last year. According to the statistical service First Call, profits for stocks in the S&P 500 were expected to show a rise of just 2.3% for the second quarter, compared to 3.8% in the first quarter. Of course, there were optimists forecasting a hefty rise in profits for later this year and early 1999, which could propel stock prices upward. Yet most investors seemed preoccupied with the here and now, which included the strike at General Motors plants and the continuing fallout from financial troubles in Japan and Southeast Asia.

  As expected, the Fed at its last meeting made no change in interest rates, even though inflationary pressures are a constant worry for the Fed. The reason for their inaction may well have been the precarious state of some economies elsewhere in the world and the desire not to precipitate a major correction in the U.S. stock market. Even so, the Fed thought it timely to issue a stern warning to banks not to become over-extended with unwise loans, which happened in the 1980s.

  Despite warnings like this, and that stock prices are extremely high in relation to earnings and cash flow, investors still appeared eager to own equities. Moreover, surveys of consumer sentiment continued to show that the average consumer was more confident about the future than had been the case in a generation.

PORTFOLIO FOCUS

  Against this backdrop, the Fund continued to emphasize value stocks with strong operating fundamentals and positive business momentum. The Fund's portfolio characteristics demonstrate favorable value relative to its benchmark, the S&P 500. The Fund's 1999 estimated price-to-earnings ratio (P/E) of 14.8 is well below the S& P 500's P/E of 19.3. The price-to-book ratio also compares favorably at 2.6 for the Fund and 4.3 for the S&P 500.

  Currently, the Fund emphasizes the financial services, consumer services, and energy sectors. Union Pacific, Harcourt General, Columbia/HCA Healthcare, and Waste Management are the Fund's largest holdings.

  The Fund' s strongest performing sectors during the first half of the year included capital goods, consumer durables, and financial services. Alcatel Alsthom ADS, Philips Electronics, News Corp., Waste Management, and NationsBank were among the top contributors to performance during the second quarter of the year. Underperforming sectors included technology, consumer nondurables, and health care. RJR Nabisco Holdings, Union Pacific, Loews, and Tosco were among the stocks that detracted from the Fund's performance.

  Thank you for your confidence in Dreyfus. We look forward to continuing to serve your investment needs.

               Sincerely,



               [Valerie J. Sill signature logo]


               Valerie J. Sill

               Portfolio Manager

July 20, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

*** The combination of the S&P Barra Growth and S&P Barra Value indices make up the S& P 500. The Value Index contains the companies with lower price-to-book ratios while the Growth Index contains the companies with higher price-to-book ratios.


DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

Common Stocks--94.7%                                                                               Shares          Value
-------------------------------------------------------                                         _____________   _____________
Aerospace & Military

                   Technology--.0%  C.S.F. (Thompson)  . . . . . . . . . . . . . . . . . .              1,300  $         49,333

                                                                                                                  _____________

                  Appliances--1.3%  Philips Electronics  . . . . . . . . . . . . . . . . .            104,000         8,840,000

                                    Rinnai . . . . . . . . . . . . . . . . . . . . . . . .              4,300            64,952

                                    Sony . . . . . . . . . . . . . . . . . . . . . . . . .              1,500           128,934

                                                                                                                  _____________

                                                                                                                      9,033,886

                                                                                                                  _____________

                  Automobiles--.0%  Autoliv  . . . . . . . . . . . . . . . . . . . . . . .              3,300           105,200

                                    Honda Motor  . . . . . . . . . . . . . . . . . . . . .              2,000            71,066

                                    Toyota Motor . . . . . . . . . . . . . . . . . . . . .              3,000            77,468

                                    Volkswagen . . . . . . . . . . . . . . . . . . . . . .                 70            67,461

                                                                                                                  _____________

                                                                                                                        321,195

                                                                                                                  _____________

                      Banking--.2%  ABN-Amro . . . . . . . . . . . . . . . . . . . . . . .              4,096            95,625

                                    Australia & New Zealand Banking  . . . . . . . . . . .             10,809            74,547

                                    Banco Pinto & Sotto Mayor  . . . . . . . . . . . . . .              1,600            39,622

                                    Corporacion Bancaria de Espana, ADS  . . . . . . . . .              2,400           108,300

                                    Deutsche Bank  . . . . . . . . . . . . . . . . . . . .              1,200           101,250

                                    Development Bank of Singapore  . . . . . . . . . . . .             15,000            83,185

                                    Dexia France . . . . . . . . . . . . . . . . . . . . .                450            60,437

                                    Guoco Group  . . . . . . . . . . . . . . . . . . . . .             11,000            11,572

                                    HSBC . . . . . . . . . . . . . . . . . . . . . . . . .              1,738            42,513

                                    Istituto Mobiliare Italiano, ADS . . . . . . . . . . .                800            38,150

                                    Jyske Bank . . . . . . . . . . . . . . . . . . . . . .                300            35,328

                                    Kookmin Bank, ADS  . . . . . . . . . . . . . . . . . .                298 (a,b)       1,155

                                    Societe Generale . . . . . . . . . . . . . . . . . . .                510           105,771

                                    Standard Chartered . . . . . . . . . . . . . . . . . .              7,000            79,504

                                    UBS  . . . . . . . . . . . . . . . . . . . . . . . . .                300           111,351

                                                                                                                  _____________

                                                                                                                        988,310

                                                                                                                  _____________

            Basic Industries--5.9%  Bethlehem Steel  . . . . . . . . . . . . . . . . . . .            239,700 (a)     2,981,269

                                    British Steel, ADS . . . . . . . . . . . . . . . . . .            227,900         5,184,725

                                    Broken Hill Property, ADR  . . . . . . . . . . . . . .            266,700         4,517,231

                                    Crown Cork & Seal  . . . . . . . . . . . . . . . . . .             95,900         4,555,250

                                    IMC Global . . . . . . . . . . . . . . . . . . . . . .            166,800         5,024,850

                                    INCO     . . . . . . . . . . . . . . . . . . . . . . .            238,600         3,250,925

                                    Louisiana Pacific  . . . . . . . . . . . . . . . . . .            184,900         3,374,425

                                    Phelps Dodge . . . . . . . . . . . . . . . . . . . . .             55,200         3,156,750

                                    Reynolds Metals  . . . . . . . . . . . . . . . . . . .             97,500         5,453,906

                                    Union Carbide  . . . . . . . . . . . . . . . . . . . .             75,700         4,040,488

                                                                                                                  _____________

                                                                                                                     41,539,819

                                                                                                                _____________

          Beverages & Tobacco--.0%  Mikuni Coca Cola Bottling  . . . . . . . . . . . . . .              2,000            34,237

                                                                                                                  _____________

           Building Materials--.0%  Boral  . . . . . . . . . . . . . . . . . . . . . . . .             25,439            47,720

                                    Forbo Holding  . . . . . . . . . . . . . . . . . . . .                160            81,290

                                    Sekisui Chemical . . . . . . . . . . . . . . . . . . .              7,000            35,749

                                                                                                                  _____________

                                                                                                                        164,759

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                          Shares          Value
-------------------------------------------------------                                         _____________     _____________

               Capital Goods--8.1%  Case . . . . . . . . . . . . . . . . . . . . . . . . .              1,300  $         62,725

                                    Federal-Mogul  . . . . . . . . . . . . . . . . . . . .             60,500         4,083,750

                                    Lockheed Martin  . . . . . . . . . . . . . . . . . . .             61,500         6,511,312

                                    LucasVarity, ADR . . . . . . . . . . . . . . . . . . .            184,800         7,357,350

                                    Northrop Grumman . . . . . . . . . . . . . . . . . . .             58,100         5,991,563

                                    Raytheon, Cl. A  . . . . . . . . . . . . . . . . . . .            127,100         7,324,138

                                    United Technologies  . . . . . . . . . . . . . . . . .            114,100        10,554,250

                                    Waste Management . . . . . . . . . . . . . . . . . . .            426,500        14,927,500

                                                                                                                  _____________

                                                                                                                     56,812,588

                                                                                                                  _____________

                    Chemicals--.0%  AKZO Nobel, ADR  . . . . . . . . . . . . . . . . . . .                600            66,525

                                    Air Liquide  . . . . . . . . . . . . . . . . . . . . .                338            55,685

                                    Bayer  . . . . . . . . . . . . . . . . . . . . . . . .              2,150           111,030

                                                                                                                  _____________

                                                                                                                        233,240

                                                                                                                  _____________

       Construction & Housing--.0%  Hollandsche Beton Groep  . . . . . . . . . . . . . . .              3,080            64,050

                                    Nishimatsu Construction  . . . . . . . . . . . . . . .              8,000            39,130

                                    Tarkett  . . . . . . . . . . . . . . . . . . . . . . .              1,000            33,174

                                                                                                                  _____________

                                                                                                                        136,354

                                                                                                                  _____________

           Consumer Durables--3.9%  Lear . . . . . . . . . . . . . . . . . . . . . . . . .            172,000 (a)     8,825,750

                                    Republic Industries  . . . . . . . . . . . . . . . . .            470,600 (a)    11,765,000

                                    Whirpool . . . . . . . . . . . . . . . . . . . . . . .            100,300         6,895,625

                                                                                                                  _____________

                                                                                                                     27,486,375

                                                                                                                  _____________

       Consumer Non-Durables--9.0%  Archer-Daniels-Midland . . . . . . . . . . . . . . . .              5,355           103,753

                                    Harcourt General . . . . . . . . . . . . . . . . . . .            275,400        16,386,300

                                    Hasbro . . . . . . . . . . . . . . . . . . . . . . . .            100,000         3,931,250

                                    Kimberly-Clark . . . . . . . . . . . . . . . . . . . .            206,800         9,486,950

                                    Loews  . . . . . . . . . . . . . . . . . . . . . . . .            143,700        12,519,862

                                    Philip Morris Cos. . . . . . . . . . . . . . . . . . .            359,300        14,147,437

                                    RJR Nabisco Holdings . . . . . . . . . . . . . . . . .            286,300         6,799,625

                                                                                                                  _____________

                                                                                                                     63,375,177

                                                                                                                  _____________

          Consumer Services--13.1%  ACNielsen  . . . . . . . . . . . . . . . . . . . . . .            247,500 (a)     6,249,375

                                    Abercrombie & Fitch, Cl. A . . . . . . . . . . . . . .                 51 (a)         2,263

                                    American Stores  . . . . . . . . . . . . . . . . . . .            274,700         6,644,306

                                    Circuit City Stores-Circuit City Group . . . . . . . .            237,700        11,142,187

                                    Deluxe . . . . . . . . . . . . . . . . . . . . . . . .            112,300         4,021,744

                                    Dun & Bradstreet . . . . . . . . . . . . . . . . . . .            151,100 (a)     5,458,488

                                    Federated Department Stores  . . . . . . . . . . . . .            158,900 (a)     8,550,806

                                    First Data . . . . . . . . . . . . . . . . . . . . . .            232,600         7,748,488

                                    Limited  . . . . . . . . . . . . . . . . . . . . . . .            242,700         8,039,436

                                    McDonald's . . . . . . . . . . . . . . . . . . . . . .            136,800         9,439,200

                                    Toys R Us  . . . . . . . . . . . . . . . . . . . . . .            261,900 (a)     6,171,019

                                    Tricon Global Restaurants  . . . . . . . . . . . . . .            236,000 (a)     7,478,250

                                    Venator Group  . . . . . . . . . . . . . . . . . . . .            550,000 (a)    10,518,750

                                    Viacom, Cl. B  . . . . . . . . . . . . . . . . . . . .              2,800 (a)       163,100

                                                                                                                  _____________

                                                                                                                     91,627,412

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                          Shares          Value
-------------------------------------------------------                                         _____________     _____________

              Data Processing--.0%  Canon  . . . . . . . . . . . . . . . . . . . . . . . .              4,000     $      90,631

                                                                                                                  _____________

     Electrical & Electronics--.1%  Alcatel Alsthom, ADS . . . . . . . . . . . . . . . . .                281            11,433

                                    Hitachi  . . . . . . . . . . . . . . . . . . . . . . .              9,000            58,587

                                    Mabuchi Motor  . . . . . . . . . . . . . . . . . . . .              1,000            63,298

                                    Murata Manufacturing . . . . . . . . . . . . . . . . .              3,000            97,105

                                    Rohm . . . . . . . . . . . . . . . . . . . . . . . . .              1,000           102,500

                                    Siemens  . . . . . . . . . . . . . . . . . . . . . . .              1,900           115,717

                                    Toshiba  . . . . . . . . . . . . . . . . . . . . . . .             10,000            40,784

                                                                                                                  _____________

                                                                                                                        489,424

                                                                                                                  _____________

                     Energy--11.5%  Amoco    . . . . . . . . . . . . . . . . . . . . . . .            166,500         6,930,562

                                    Burlington Resources . . . . . . . . . . . . . . . . .            153,000         6,588,563

                                    Canadian Pacific . . . . . . . . . . . . . . . . . . .            350,000         9,931,250

                                    ENI, ADS . . . . . . . . . . . . . . . . . . . . . . .              1,500            97,500

                                    Elf Aquitaine, ADS . . . . . . . . . . . . . . . . . .            107,400         7,625,400

                                    Fred Olson Energy  . . . . . . . . . . . . . . . . . .              2,200 (a)        29,263

                                    Mobil  . . . . . . . . . . . . . . . . . . . . . . . .            137,200        10,512,950

                                    Oryx Energy  . . . . . . . . . . . . . . . . . . . . .            130,800 (a)     2,893,950

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .            215,900        10,403,681

                                    Repsol, ADR  . . . . . . . . . . . . . . . . . . . . .              2,500           137,500

                                    Tosco  . . . . . . . . . . . . . . . . . . . . . . . .            276,400         8,119,250

                                    Unocal . . . . . . . . . . . . . . . . . . . . . . . .            279,000         9,974,250

                                    YPF Sociedad Anonima, ADS  . . . . . . . . . . . . . .            227,100         6,827,194

                                                                                                                  _____________

                                                                                                                     80,071,313

                                                                                                                  _____________

  Energy Equipment & Services--.0%  Endesa . . . . . . . . . . . . . . . . . . . . . . . .              3,800            83,066

                                                                                                                  _____________

         Financial Services--16.1%  Ahmanson (H F) & Co. . . . . . . . . . . . . . . . . .            102,700         7,291,700

                                    Allmerica Financial  . . . . . . . . . . . . . . . . .            103,900         6,753,500

                                    Astoria Financial  . . . . . . . . . . . . . . . . . .             36,300         1,942,050

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .             86,260         7,456,099

                                    CIGNA  . . . . . . . . . . . . . . . . . . . . . . . .            195,500        13,489,500

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .            188,300        14,216,650

                                    Credit Saison  . . . . . . . . . . . . . . . . . . . .              4,000            79,122

                                    Equitable Cos. . . . . . . . . . . . . . . . . . . . .            102,100         7,651,119

                                    Everest Reinsurance Holdings . . . . . . . . . . . . .            168,800         6,488,250

                                    First Union  . . . . . . . . . . . . . . . . . . . . .            226,828        13,212,731

                                    General Re . . . . . . . . . . . . . . . . . . . . . .             25,600         6,489,600

                                    Golden State Bancorp . . . . . . . . . . . . . . . . .             54,000 (a)     1,606,500

                                    Henderson Investment . . . . . . . . . . . . . . . . .             90,000            46,760

                                    NationsBank  . . . . . . . . . . . . . . . . . . . . .            189,975        14,533,088

                                    Nichiei  . . . . . . . . . . . . . . . . . . . . . . .              1,380            93,704

                                    Republic New York  . . . . . . . . . . . . . . . . . .             79,400         4,997,238

                                    SLM Holding  . . . . . . . . . . . . . . . . . . . . .              3,150           154,350

                                    Washington Mutual  . . . . . . . . . . . . . . . . . .            154,020         6,690,244

                                                                                                                  _____________

                                                                                                                    113,192,205

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                          Shares            Value
-------------------------------------------------------                                         _____________     _____________

     Foods & Related Products--.0%  Barry Callebaut  . . . . . . . . . . . . . . . . . . .                169 (a) $      36,369

                                    Bongrain . . . . . . . . . . . . . . . . . . . . . . .                100            50,092

                                    Danone . . . . . . . . . . . . . . . . . . . . . . . .                300            82,511

                                    Kao  . . . . . . . . . . . . . . . . . . . . . . . . .              6,000            92,357

                                                                                                                _____________

                                                                                                                        261,329

                                                                                                                  _____________

      Forest & Paper Products--.0%  Fletcher Challenge Paper . . . . . . . . . . . . . . .              6,710             7,435

                                    Koninklijke KNP  . . . . . . . . . . . . . . . . . . .              2,800            72,098

                                                                                                                  _____________

                                                                                                                         79,533

                                                                                                                  _____________

                 Health Care--7.5%  Aetna  . . . . . . . . . . . . . . . . . . . . . . . .             79,500         6,051,938

                                    Amgen  . . . . . . . . . . . . . . . . . . . . . . . .            129,300 (a)     8,452,988

                                    Columbia/HCA Healthcare  . . . . . . . . . . . . . . .            488,200        14,218,825

                                    Foundation Health Systems, Cl. A . . . . . . . . . . .            261,100 (a)     6,886,513

                                    Hoechst  . . . . . . . . . . . . . . . . . . . . . . .              1,900            95,336

                                    Mallinckrodt . . . . . . . . . . . . . . . . . . . . .            114,000         3,384,375

                                    Medeva . . . . . . . . . . . . . . . . . . . . . . . .             13,000            37,292

                                    Merck KGaA . . . . . . . . . . . . . . . . . . . . . .                900            40,258

                                    Pharmacia & Upjohn . . . . . . . . . . . . . . . . . .            168,300         7,762,838

                                    Tenet Healthcare . . . . . . . . . . . . . . . . . . .            163,500 (a)     5,109,375

                                    Yamanouchi Pharmaceutical  . . . . . . . . . . . . . .              3,000            62,363

                                                                                                                  _____________

                                                                                                                     52,102,101

                                                                                                                  _____________

        Industrial Components--.0%  LucasVarity, ADS . . . . . . . . . . . . . . . . . . .             27,251           108,169

                                    Michelin . . . . . . . . . . . . . . . . . . . . . . .              1,009            58,100

                                    Minebea  . . . . . . . . . . . . . . . . . . . . . . .              8,000            79,468

                                                                                                                  _____________

                                                                                                                        245,737

                                                                                                                _____________

                    Insurance--.0%  Dai-Tokyo Fire & Marine Insurance  . . . . . . . . . .             14,000            48,639

                                    Royal & Sun Alliance Insurance . . . . . . . . . . . .             10,120           104,560

                                                                                                                  _____________

                                                                                                                        153,199

                                                                                                                  _____________

            Leisure & Tourism--.0%  NAMCO  . . . . . . . . . . . . . . . . . . . . . . . .              2,000            46,610

                                    Stakis . . . . . . . . . . . . . . . . . . . . . . . .             25,000            50,868

                                                                                                                  _____________

                                                                                                                         97,478

                                                                                                                  _____________


                    Machinery--.1%  Alstom, ADR  . . . . . . . . . . . . . . . . . . . . .              1,905 (a)        62,032

                                    Fuji Machine Manufacturing . . . . . . . . . . . . . .              2,000            52,940

                                    GEA  . . . . . . . . . . . . . . . . . . . . . . . . .                190            74,063

                                    Laird Group  . . . . . . . . . . . . . . . . . . . . .              9,400            43,896

                                    Mitsubishi Heavy Industries  . . . . . . . . . . . . .             13,000            48,998

                                    Scania AB  . . . . . . . . . . . . . . . . . . . . . .              1,800            43,655

                                    Stork  . . . . . . . . . . . . . . . . . . . . . . . .              1,100            34,960

                                    Sulzer . . . . . . . . . . . . . . . . . . . . . . . .                 80            63,021

                                                                                                                  _____________

                                                                                                                        423,565

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                          Shares            Value
-------------------------------------------------------                                         _____________     _____________


                Merchandising--.1%  Guyenne et Gascogne  . . . . . . . . . . . . . . . . .                150     $      61,006

                                    Ito-Yokado . . . . . . . . . . . . . . . . . . . . . .              2,000            93,940

                                    Matsumotokiyoshi . . . . . . . . . . . . . . . . . . .              1,500            52,651

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .             15,395           100,777

                                    Storehouse . . . . . . . . . . . . . . . . . . . . . .             23,000            95,899

                                                                                                                  _____________

                                                                                                                        404,273

                                                                                                                  _____________

                       Metals--.0%  China Steel, ADR . . . . . . . . . . . . . . . . . . .                  7 (b)            90

                                    KM Europa Metal  . . . . . . . . . . . . . . . . . . .                200            25,213

                                    Pechiney A . . . . . . . . . . . . . . . . . . . . . .              1,000            40,176

                                    Rio Tinto  . . . . . . . . . . . . . . . . . . . . . .              7,000            78,804

                                    Usinor . . . . . . . . . . . . . . . . . . . . . . . .              2,800            43,149

                                                                                                                  _____________

                                                                                                                        187,432

                                                                                                                  _____________

      Miscellaneous Materials--.0%  Bunzl  . . . . . . . . . . . . . . . . . . . . . . . .             19,000            88,727

                                                                                                                  _____________

               Multi Industry--.1%  BTR  . . . . . . . . . . . . . . . . . . . . . . . . .             23,156            65,654

                                    Hunter Douglas . . . . . . . . . . . . . . . . . . . .              1,928           104,490

                                    Orkla AS-B . . . . . . . . . . . . . . . . . . . . . .              1,200            25,663

                                    Pacific Dunlop . . . . . . . . . . . . . . . . . . . .             23,686            38,273

                                    Swire Pacific  . . . . . . . . . . . . . . . . . . . .             25,000            15,006

                                    Tomkins  . . . . . . . . . . . . . . . . . . . . . . .             24,267           131,637

                                                                                                                  _____________

                                                                                                                        380,723

                                                                                                                _____________

                   Recreation--.0%  Sankyo . . . . . . . . . . . . . . . . . . . . . . . .              2,000            32,368

                                                                                                                  _____________

                  Technology--8.9%  Adaptec  . . . . . . . . . . . . . . . . . . . . . . .            327,600 (a)     4,688,775

                                    Applied Materials  . . . . . . . . . . . . . . . . . .            223,000 (a)     6,578,500

                                    Compaq Computer  . . . . . . . . . . . . . . . . . . .            299,700         8,503,988

                                    Electronic Data Systems  . . . . . . . . . . . . . . .            188,200         7,528,000

                                    Intel  . . . . . . . . . . . . . . . . . . . . . . . .             97,300         7,212,363

                                    International Business Machines  . . . . . . . . . . .             91,100        10,459,419

                                    Lam Research . . . . . . . . . . . . . . . . . . . . .            220,300 (a)     4,213,238

                                    National Semiconductor . . . . . . . . . . . . . . . .             13,300 (a)       175,394

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .            180,200 (a)     7,827,438

                                    Teradyne . . . . . . . . . . . . . . . . . . . . . . .            189,700 (a)     5,074,475

                                                                                                                  _____________

                                                                                                                     62,261,590

                                                                                                                  _____________

           Telecommunications--.0%  Hellenic Tellecommunication Organization . . . . . . .              3,500 (b)        44,975

                                    Royal PTT Nederland, ADS . . . . . . . . . . . . . . .              1,070            68,079

                                    SK Telecom . . . . . . . . . . . . . . . . . . . . . .                  6             2,806

                                    Telecom Italia . . . . . . . . . . . . . . . . . . . .             17,000            82,568

                                    Telefonica del Peru, ADS . . . . . . . . . . . . . . .              1,400            28,613

                                                                                                                  _____________

                                                                                                                        227,041

                                                                                                                  _____________

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

Common Stocks (continued)                                                                          Shares            Value
-------------------------------------------------------                                         _____________     _____________

              Transportation--2.4%  Air New Zealand  . . . . . . . . . . . . . . . . . . .             11,000     $      11,790

                                    British Airways  . . . . . . . . . . . . . . . . . . .              1,911            20,669

                                    British Airways, ADR . . . . . . . . . . . . . . . . .                360            38,723

                                    Deutsche Lufthansa . . . . . . . . . . . . . . . . . .              2,900            72,877

                                    Union Pacific  . . . . . . . . . . . . . . . . . . . .            372,000        16,414,500

                                                                                                                  _____________

                                                                                                                     16,558,559

                                                                                                                  _____________

                   Utilities--6.4%  Bell Atlantic  . . . . . . . . . . . . . . . . . . . .            133,384         6,085,645

                                    CMS Energy . . . . . . . . . . . . . . . . . . . . . .            175,000         7,700,000

                                    Duke Energy  . . . . . . . . . . . . . . . . . . . . .             77,400         4,585,950

                                    Edison International . . . . . . . . . . . . . . . . .            127,300         3,763,306

                                    Entergy  . . . . . . . . . . . . . . . . . . . . . . .            228,900         6,580,875

                                    First Philippine Holdings, Cl. B . . . . . . . . . . .              8,400             5,640

                                    GTE  . . . . . . . . . . . . . . . . . . . . . . . . .            105,500         5,868,438

                                    Gas Y Electridad . . . . . . . . . . . . . . . . . . .              1,022            77,642

                                    Hongkong Electric Holdings . . . . . . . . . . . . . .             22,000            68,155

                                    Illinova . . . . . . . . . . . . . . . . . . . . . . .              4,400           132,000

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .            134,900         6,070,500

                                    PowerGen . . . . . . . . . . . . . . . . . . . . . . .              8,307           114,715

                                    Southern . . . . . . . . . . . . . . . . . . . . . . .            130,700         3,618,756

                                    VEBA . . . . . . . . . . . . . . . . . . . . . . . . .              1,450            97,289

                                    Viag . . . . . . . . . . . . . . . . . . . . . . . . .                150           103,008

                                                                                                                  _____________

                                                                                                                     44,871,919

                                                                                                                _____________

                 Wholesale &

          International Trade--.0%  Kesko  . . . . . . . . . . . . . . . . . . . . . . . .              3,600            56,326

                                    Marubeni . . . . . . . . . . . . . . . . . . . . . . .             22,000            43,834

                                                                                                                  _____________

                                                                                                                        100,160

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                        (cost $603,508,609)  . . . . . . . . . . . . . . .                         $664,205,058

                                                                                                                  _____________


Preferred Stocks--2.0%
-------------------------------------------------------

Aerospace & Military

                   Technology--.0%  Rheinmetall  . . . . . . . . . . . . . . . . . . . . .              1,500     $      42,713

                                                                                                                  _____________

                      Banking--.0%  Bank Austria . . . . . . . . . . . . . . . . . . . . .              1,260           102,099

                                                                                                                  _____________

   Broadcasting & Publishing--2.0%  News . . . . . . . . . . . . . . . . . . . . . . . . .            483,000        13,644,750

                                                                                                                  _____________

                Merchandising--.0%  Hugo Boss  . . . . . . . . . . . . . . . . . . . . . .                 17            37,598

                                                                                                                  _____________

                                    TOTAL PREFERRED STOCKS

                                        (cost $8,307,056)  . . . . . . . . . . . . . . . .                        $  13,827,160

                                                                                                                  _____________


DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal

Short-Term Investments--2.7%                                                                         Amount          Value
-------------------------------------------------------                                          _____________    ____________


    Commercial Paper;                   General Electric Corporation,

                                        6.45% due 7/1/98

                                        (cost $18,886,000) . . . . . . . . . . . . . . . .       $  18,886,000    $  18,886,000

                                                                                                                  _____________


TOTAL INVESTMENTS (cost $630,701,665). . . . . . . . . . . . . . . . . . . . . . . . . . .                99.4%    $696,918,218


                                                                                                       _______    _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .6%   $   4,430,685

                                                                                                       _______    _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100.0%    $701,348,903

                                                                                                       _______    _____________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b)Securities  exempt  from registration under Rule 144A of the Securities Act
 of   1933.   These  securities  may  be  resold  in  transactions  exempt  from registration,  normally  to  qualified  institutional buyers. At June 30, 1998, these securities amounted to $46,220 or approximately .01% of net assets.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Cost              Value

                                                                                                _____________      ___________
ASSETS:                          Investments in securities--See Statement of Investments . .     $630,701,665      $696,918,218

                                 Cash denominated in foreign currencies  . . . . . . . . .            602,863           591,337

                                 Receivable for investment securities sold . . . . . . . .                            6,278,023

                                 Dividends and interest receivable . . . . . . . . . . . .                            1,401,195

                                 Receivable for shares of Beneficial Interest subscribed . .                             89,844

                                                                                                                  _____________

                                                                                                                    705,278,617

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              642,302

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                9,958

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                               24,191

                                 Payable for investment securities purchased . . . . . . .                            2,978,012

                                 Payable for shares of Beneficial Interest redeemed  . . .                              275,153

                                 Net unrealized depreciation on forward
                                   currency exchange contracts--Note 1(d)  . . . . . . . .                                   98

                                                                                                                  _____________

                                                                                                                      3,929,714

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $701,348,903

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $559,618,012

                                 Accumulated distributions in excess of investment
                                   income--net . . . . . . . . . . . . . . . . . . . . . .                             (109,755)

                                 Accumulated net realized gain (loss) on investments . . .                           75,637,881

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments and foreign currency transactions  . . .                           66,202,765

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $701,348,903

                                                                                                                  _____________




                                                 NET ASSET VALUE PER SHARE
                                        _________________________________________________

                                                    Class A         Class B         Class C         Class R      Institutional
                                                  _____________    ____________    ____________    ____________    ____________
Net Assets . . . . . . . . . . . . . . . . . .     $616,981,824      $1,395,887        $160,765        $924,652     $81,885,775

Shares Outstanding . . . . . . . . . . . . . .       19,291,941          43,661           5,028          28,921       2,562,563

NET ASSET VALUE PER SHARE. . . . . . . . . . .           $31.98          $31.97          $31.97          $31.97          $31.95

                                                        _______         _______         _______         _______         _______

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME:                          Cash dividends (net of $100,817 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . . . . . .       $  6,014,279

                                 Interest    . . . . . . . . . . . . . . . . . . . . . . .            403,872

                                                                                                 ____________

                                        Total Income . . . . . . . . . . . . . . . . . . .                         $  6,418,151

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .          3,123,897

                                 Distribution and service fees--Note 2(b)  . . . . . . . .            827,930

                                 Loan commitment fees--Note 4  . . . . . . . . . . . . . .              2,332

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                            3,954,159

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,463,992

                                                                                                                   ____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments and
                                    foreign currency transactions  . . . . . . . . . . . .        $76,164,864

                                 Net realized gain (loss) on forward currency
                                    exchange contracts . . . . . . . . . . . . . . . . . .            (82,791)

                                                                                                 ____________

                                        Net Realized Gain (Loss) . . . . . . . . . . . . .                           76,082,073

                                 Net unrealized appreciation (depreciation) on investments
                                    and foreign currency transactions  . . . . . . . . . .                          (18,867,246)

                                                                                                                   ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           57,214,827

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $59,678,819

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended
                                                                                     June 30, 1998(1)           Year Ended
                                                                                        (Unaudited)         December 31, 1997(2)
                                                                                      ________________        ______________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    2,463,992        $    4,258,431

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . .          76,082,073           134,796,722

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . .         (18,867,246)            2,183,414

                                                                                         _____________         _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . .          59,678,819           141,238,567

                                                                                         _____________         _____________

DIVIDENDS TO SHAREHOLDERS:

 From investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,961,871)           (3,766,094)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (359)              ---

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (50)              ---

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,100)             (124,133)

    Institutional shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (331,206)             (593,353)

  In excess of investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (93,205)             (139,777)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (17)              ----

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (2)              ----

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (195)               (4,607)

    Institutional shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (16,336)              (22,022)

  From net realized gain on investments:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (14,078,832)         (117,738,346)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (10,917)              ----

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,447)              ----

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (21,168)           (2,973,474)

    Institutional shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,926,880)          (16,088,315)

                                                                                         _____________         _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (18,447,585)         (141,450,121)

                                                                                         _____________         _____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          63,017,053           145,936,701

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,432,497              ---

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             160,360              ---

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             139,446             1,897,752

    Institutional shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,845,173            22,101,585

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,817,962           104,964,016

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,212              ---

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,304              ---

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,460             3,102,096

    Institutional shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,208,461            16,151,789

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (81,666,586)         (152,159,333)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (25,758)              ---

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (161,308)          (15,558,384)

    Institutional shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (8,601,266)          (29,635,346)

                                                                                         _____________         _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . .          (6,799,990)            96,800,876

                                                                                         _____________         _____________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .          34,431,244            96,589,322
-----------------------------

(1) Effective January 16, 1998, Investor shares were redesignated as Class A shares, Restricted shares were redesignated as Class R shares and the Fund commenced selling Class B and Class C shares.

(2) Effective August 15, 1997, Class R shares were redesignated as Restricted shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      Six Months Ended
                                                                                       June 30, 1998(1)         Year Ended
                                                                                         (Unaudited)        December 31, 1997(2)
                                                                                       ________________      ________________
NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $666,917,659          $570,328,337

                                                                                         _____________         _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $701,348,903          $666,917,659

                                                                                         _____________         _____________


DISTRIBUTIONS IN EXCESS OF INVESTMENT INCOME--NET. . . . . . . . . . . . . . . . .         $  (109,755)      $      (166,406)

                                                                                         _____________         _____________

                                                                                             Shares                Shares

                                                                                         _____________        _____________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,933,433             4,295,680

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .            422,093             3,583,594

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,510,672)           (4,447,295)

                                                                                           __________            __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . .           (155,146)            3,431,979

                                                                                           __________            __________

   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             44,231                ---

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .                220                ---

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (790)               ---

                                                                                           __________            __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . .             43,661                ---

                                                                                           __________            __________


   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,988                ---

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .                 40                ---

                                                                                           __________            __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . .              5,028                ---

                                                                                           __________            __________


   Class R

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,433                54,551

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .                784               105,597

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (5,085)             (512,826)

                                                                                           __________            __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . .                132              (352,678)

                                                                                           __________            __________


   Institutional

   _____________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             91,662               629,753

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .             67,526               551,297

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (268,770)             (875,068)

                                                                                         __________            __________

                       Net Increase (Decrease) in Shares Outstanding . . . . . . .           (109,582)              305,982

                                                                                           __________            __________

-----------------------------

(1)  Effective January 16, 1998, Investor shares were redesignated as Class A shares, Restricted shares were redesignated as Class R shares
and the Fund commenced selling Class B and Class C shares.

(2)  Effective August 15, 1997, Class R shares were redesignated as Restricted shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       Class A Shares(1)

                                                       _________________________________________________________________________

                                                       Six Months Ended
                                                         June 30, 1998                    Year Ended December 31,

                                                                          _____________________________________________________

PER SHARE DATA:                                           (Unaudited)      1997        1996        1995      1994(2)    1993(3)
                                                          __________      ______      ______      ______     ______      ______
   Net asset value, beginning of period  . . . . . .         $30.11       $30.40      $30.13      $24.56     $27.80      $25.46

                                                             ______       ______      ______      ______     ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .            .11          .22         .31         .41        .42         .31

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .           2.61         6.98        6.03        8.24       (.29)       3.86

                                                             ______       ______      ______      ______     ______      ______

   Total from Investment Operations  . . . . . . . .           2.72         7.20        6.34        8.65        .13        4.17

                                                             ______       ______      ______      ______     ______      ______

   Distributions:

   Dividends from investment income--net . . . . . .           (.11)        (.23)       (.30)       (.45)      (.40)       (.30)

   Dividends in excess of investment income--net . .           (.00)(4)     (.01)         --          --         --          --

   Dividends from net realized gain on investments . .         (.74)       (7.25)      (5.77)      (2.63)     (2.97)      (1.53)

                                                             ______       ______      ______      ______     ______      ______

   Total Distributions . . . . . . . . . . . . . . .           (.85)       (7.49)      (6.07)      (3.08)     (3.37)      (1.83)

                                                             ______       ______      ______      ______     ______      ______

   Net asset value, end of period  . . . . . . . . .         $31.98       $30.11      $30.40      $30.13     $24.56      $27.80

                                                             ______       ______      ______      ______     ______      ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           8.95%(5)    25.21%      21.44%      35.56%       .38%      16.51%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .57%(5)     1.14%       1.13%       1.13%      1.11%       1.15%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .            .91%(5)      .64%        .96%       1.43%      1.47%       1.13%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .             --          .01%        .02%        .02%       .01%        .01%

   Portfolio Turnover Rate . . . . . . . . . . . . .          47.32%(5)    92.99%      88.46%      54.42%     73.00%      75.00%

   Net Assets, end of period (000's Omitted) . . . .        $616,982     $585,624    $486,816    $401,674   $317,868    $349,813
-----------------------------

(1)  On February 1, 1993 existing shares of the Fund were designated the Retail
Class and effective April 4, 1994 the Retail Class shares were reclassified as Investor Shares. Effective January 16, 1998, Investors Shares were redesignated as Class A shares.

(2)  Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the
Fund's investment adviser. From April 4, 1994 through
October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(3) Per share amounts have been calculated using the monthly average share method.

(4)  Amount represents less than $.01.

(5)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from January 16, 1998
(commencement of initial offering) to June 30, 1998. This information has been derived from the Fund's financial statements.

                                                                                           Class B Shares
                                                                                           ________________

                                                                                             Period Ended
                                                                                             June 30, 1998
PER SHARE DATA:                                                                              (Unaudited)
                                                                                           ________________
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . .              $29.04

                                                                                                  ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .01

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . .                3.67

                                                                                                  ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . .                3.68

                                                                                                  ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . .                (.01)

   Dividends in excess of investment income--net . . . . . . . . . . . . . . . . . .                (.00)(1)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . .                (.74)

                                                                                                  ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.75)

                                                                                                  ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . .              $31.97

                                                                                                  ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               12.60%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . .                 .86%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . .                 .88%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               47.32%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . .              $1,396
-----------------------------

(1)  Amount represents less than $.01.
(2)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from January 16, 1998 (commencement of initial offering) to June 30, 1998. This information has been derived from the Fund's financial statements.


                                                                                            Class C Shares
                                                                                            ________________

                                                                                              Period Ended
                                                                                              June 30, 1998
PER SHARE DATA:                                                                                (Unaudited)
                                                                                             ________________
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . .              $29.04

                                                                                                  ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . .                3.68

                                                                                                  ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . .                3.68

                                                                                                  ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . .                (.01)

   Dividends in excess of investment income--net . . . . . . . . . . . . . . . . . .                (.00)(1)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . .                (.74)

                                                                                                  ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.75)

                                                                                                  ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . .              $31.97

                                                                                                  ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               12.60%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . .                 .86%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . .                 .87%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               47.32%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . .                $161
-----------------------------

(1)  Amount represents less than $.01.
(2)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                      Class R Shares

                                                            ______________________________________________________________

                                                         Six Months Ended                                      Period Ended
                                                           June 30, 1998        Year Ended December 31,        December 31,
                                                                            _____________________________

PER SHARE DATA:                                             (Unaudited)       1997(1,2)    1996        1995        1994(3,4)
                                                             __________       ______      ______      ______       _______
   Net asset value, beginning of period  . . . . . . .         $30.11         $30.46      $30.18      $24.56        $28.45

                                                               ______         ______      ______      ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . .            .15            .33         .36         .62           .29

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . .           2.60           6.90        6.08        8.16          (.83)

                                                               ______         ______      ______      ______        ______

   Total from Investment Operations  . . . . . . . . .           2.75           7.23        6.44        8.78          (.54)

                                                               ______         ______      ______      ______        ______

   Distributions:

   Dividends from investment income--net . . . . . . .           (.15)          (.32)       (.39)       (.53)         (.38)

   Dividends in excess of investment income--net . . .           (.00)(5)       (.01)         --          --            --

   Dividends from net realized gain on investments . .           (.74)         (7.25)      (5.77)      (2.63)        (2.97)

                                                               ______         ______      ______      ______        ______

   Total Distributions . . . . . . . . . . . . . . . .           (.89)         (7.58)      (6.16)      (3.16)        (3.35)

                                                               ______         ______      ______      ______        ______

   Net asset value, end of period  . . . . . . . . . .         $31.97         $30.11      $30.46      $30.18        $24.56

                                                               ______         ______      ______      ______        ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .           8.76%(6)      25.54%      21.74%      36.05%        (2.31%)(6)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .            .41%(6)        .89%        .88%        .88%          .35%(6)

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . .            .84%(6)        .88%       1.23%       1.93%          .70%(6)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . .             --            .01%        .02%        .02%          .01%(6)

   Portfolio Turnover Rate . . . . . . . . . . . . . .          47.32%(6)      92.99%      88.46%       54.42%       73.00%

   Net Assets, end of period (000's Omitted) . . . . .            $925           $867     $11,618         $185       $1,070
-----------------------------

(1) On August 15, 1997, Class R shares were redesignated as Restricted shares and effective January 16, 1998, Restricted shares were redesignated as Class R shares.

(2) Per share amounts have been calculated using the monthly average share method.

(3)  On August 4, 1994, the Fund commenced selling Trust shares. Effective
     October 17, 1994 the Trust shares were reclassified as Class R shares.

(4) From August 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus
     Corporation began serving as the Fund's investment manager.

(5)  Amount represents less than $.01.

(6)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                             Institutional Shares

                                                 ________________________________________________________________________

                                             Six Months Ended                                                  Period Ended
                                              June 30, 1998                Year Ended December 31,             December 31,
                                                                 ______________________________________

PER SHARE DATA:                                (Unaudited)          1997       1996        1995      1994(1)      1993(2,3)
                                                 __________        ______     ______      ______     ______         ______
   Net asset value, beginning of period  .         $30.10          $30.38     $30.12      $24.56      $27.80        $25.96

                                                   ______          ______     ______      ______      ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . .            .13             .26        .36         .47         .47           .32

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . .             2.59            6.98       6.01        8.20        (.31)         3.38

                                                   ______          ______     ______      ______      ______        ______

   Total from Investment Operations  . . .           2.72            7.24       6.37        8.67         .16          3.70

                                                   ______          ______     ______      ______      ______        ______

   Distributions:

   Dividends from investment
       income--net . . . . . . . . . . . .           (.13)           (.26)      (.34)       (.48)       (.43)         (.33)

   Dividends in excess of investment
       income--net . . . . . . . . . . . .           (.00)(4)        (.01)        --          --          --            --

   Dividends from net realized gain
       on investments  . . . . . . . . . .           (.74)          (7.25)     (5.77)      (2.63)      (2.97)        (1.53)

                                                   ______          ______     ______      ______      ______        ______

   Total Distributions . . . . . . . . . .           (.87)          (7.52)     (6.11)      (3.11)      (3.40)        (1.86)

                                                   ______          ______     ______      ______      ______        ______

   Net asset value, end of period  . . . .         $31.95          $30.10     $30.38      $30.12      $24.56        $27.80

                                                   ______          ______     ______      ______      ______        ______


TOTAL INVESTMENT RETURN. . . . . . . . . .           8.97%(5)       25.34%     21.57%      35.60%        .49%        14.38%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average
       net assets  . . . . . . . . . . . .            .52%(5)        1.04%      1.03%       1.03%       1.02%          .95%(5)

   Ratio of net investment income
       to average net assets . . . . . .              .91%(5)         .74%      1.07%       1.53%       1.57%         1.13%(5)

   Decrease reflected in above
       expense ratios due to
       undertakings by the Manager . . . .             --             .01%       .02%        .02%        .01%            --

   Portfolio Turnover Rate . . . . . . . .          47.32%(5)       92.99%     88.46%      54.42%      73.00%        75.00%

   Net Assets, end of period (000's Omitted)       $81,886         $80,427    $71,894     $75,607     $59,435       $79,656
-----------------------------

(1)  Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through
October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus
Corporation began serving as the Fund's investment manager.

(2)  On February 1, 1993, the Fund commenced selling Institutional shares.

(3)  Per share amounts have been calculated using the monthly average share method.

(4)  Amount represents less than $.01.

(5)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Core Value Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to seek long-term growth of capital and current income. The Dreyfus Corporation ("Manager") serves as the Fund' s investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

On November 20, 1997, the Fund's Trustees approved a change to the Fund's name from "Dreyfus Core Value Fund" to "Dreyfus Premier Core Value Fund," which became effective January 16, 1998.

  Premier Mutual Fund Services, Inc. (the "Distributor"), is the distributor of the Fund's shares. Effective January 16, 1998, Investor shares were redesignated as Class A shares, Restricted shares were redesignated as Class R shares and the Fund commenced selling Class B and Class C shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Institutional shares. Class A shares are subject to a sales charge imposed at the time of purchase and bear a distribution fee. Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B redemptions made within six years of purchase. Class C shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class C shares redeemed within one year of purchase. Class B and Class C shares bear a distribution and service fee. Class R shares are sold at net asset value per share primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class.

  Prior to January 16, 1998, the Fund was authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares:
Investor, Institutional and Restricted. Investor shares were sold primarily to retail investors and bore a distribution fee. Restricted shares were sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bore no distribution fee.

  Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (C) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(D) FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. In addition, the following summarizes open forward currency exchange contracts at June 30, 1998:


                                                            Foreign
                                                            Currency                                              Unrealized
Forward Currency Exchange Contracts                         Amounts             Cost               Value        (Depreciation)
_________________________________                          ___________         _______           _______         _____________
Purchases:
_________

   Italian Lire, expiring 7/2/98 . . ...................   .12,645,409          $7,192            $7,101             $(91)

   New Zealand Dollars, expiring 7/2/98  . . ........... .       7,266           3,769             3,762               (7)

                                                                                                                    _____

       TOTAL . ......................................................... .                                           $(98)

                                                                                                                    _____

  (E) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-divided date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund.) These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $18,997 during the period ended June 30, 1998, from commissions earned on sales of the Fund's shares.

  (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25 and .15 of 1%, respectively, of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Under the Plan, Class B and Class C shares pay the Distributor for distributing shares at an aggregate annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no service or distribution fee. During the period January 16, 1998 to June 30, 1998, Class A, Class B, Class C and Institutional shares were charged $715,033, $2,212, $351 and $58,144, respectively, pursuant to the Plan. During the period January 16, 1998 to June 30, 1998, Class B and Class C shares were charged $737 and $117, respectively, pursuant to the service plan.

Prior to January 16, 1998, under a prior Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund paid annually up to .25% of the value of the average daily net assets attributable to its Investor shares and up to .15% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor and Institutional shares. The Restricted shares bore no distribution fee. During the period from January 1, 1998 to January 15, 1998, Investor shares and Institutional shares were charged $47,430 and $3,906, respectively, pursuant to the prior Distribution Plan.

DREYFUS PREMIER CORE VALUE FUND

(FORMERLY DREYFUS CORE VALUE FUND)
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  Under its terms, the Plan and service fee shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 1998 amounted to $324,677,040 and $367,521,414, respectively.

  At June 30, 1998, accumulated net unrealized appreciation on investments and forward currency exchange contracts was $66,216,455, consisting of $96,233,580 gross unrealized appreciation and $30,017,125 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1998, the Fund did not borrow under the Facility.


DREYFUS PREMIER CORE VALUE FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940













Printed in U.S.A.                                          312/712SA986

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                                CORE VALUE FUND
-------------------------------------------------------------------------------

                                 JUNE 30, 1998

                                   (reg.tm)

                                   [reg.tm signature logo]



                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------
                                DREYFUS PREMIER

                                MANAGED INCOME

                                     FUND
-------------------------------------------------------------------------------
                                 JUNE 30, 1998
                                   (reg.tm)



DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report the performance of the Dreyfus Premier Managed Income Fund for its semi-annual reporting period ended June 30, 1998, as shown in the following table:

                                                                                                         Annualized
                                                                         Approximate                  Distribution Rate
                                         Total Return*                Income Dividends                   Per Share**
                                         ___________               _____________________             _________________
Class A                                      4.16%                         $0.373                           6.48%

Class B                                      3.77%                         $0.331                           6.01%

Class C                                      3.76%                         $0.330                           6.00%

Class R                                      4.39%                         $0.387                           7.04%

Lehman Brothers

  Aggregate Bond Index***   3.93%

THE ECONOMY

In recent testimony to Congress, Federal Reserve Board Chairman Alan Greenspan proclaimed the economy to be " as impressive as any I have witnessed." Indeed, the performance of the economy has been tremendous, with solid, noninflationary economic growth and a robust rate of new job creation. Accordingly, the unemployment rate hovers near its 28-year low. Not surprisingly, consumers brim with confidence: new home sales were recently at record levels, and retail sales have surged since January. The enthusiastic spending of consumers has, so far, offset the adverse effects of the economic problems in Asia. In fact, the financial crisis in the Far East has proved a boon to consumers, since lower import prices have further subdued domestic price pressures and helped keep interest rates low. Remarkably, despite the strengthening economy since the beginning of this year, inflation has waned further. With inflation under control and the economy just beginning to experience a reduction in foreign demand, the Federal Reserve has been reluctant to raise interest rates for fear of further roiling Asian financial markets. The last increase in short-term rates came in March 1997 when the Federal Reserve Board Open Market Committee (the policy-making arm of The Fed) hiked the target rate for Federal Funds by one quarter of a percent to 5.5%.

  Even with the booming job market, wage gains have had little inflationary effect, since business spending in productivity-enhancing capital equipment has been strong throughout the economic expansion. The one soft spot in the job market has been in manufacturing: industrial production has slowed--a clear sign that Asian economic woes are being felt here--and inventories of domestic manufacturers have risen due to the reduction in foreign demand. It is widely expected that the growing trade deficit will retard second-quarter economic growth and possibly serve as a drag over the foreseeable future. This reduction in foreign demand could further moderate the rate of domestic production and consequently ease the demand for labor, thus lessening inflationary pressure resulting from wage increases. Cheaper imports have also weakened the pricingenvironment for U.S. manufacturers and, in consequence, acted as an additional curb to inflation. All this has been part of what Chairman Greenspan called our economy' s "virtuous cycle" where even so-called crises have proven economically beneficial. As a further example, the economic upheavals in Asia and Russia have caused nervous foreign investors to seek refuge in the U.S. bond market, causinga demand surge that has helped maintain our low interest rate environment. Yet we, along with
Chairman Greenspan, are skeptical that our economy has somehow moved   "beyond
history," and we share his vigilance regarding signs of inflationary imbalances.

MARKET ENVIRONMENT/PORTFOLIO ACTIVITY

  Treasury bond yields declined steadily throughout the first half of 1998. By June 30th, the 30-year bond was yielding 5.63%, its lowest level in decades. Remarkably, with the exception of the 30-year bond, the Treasury yield curve was trading below the Federal Funds rate of 5.5% by the end of the reporting period. Such strength in the bond market was primarily the result of continued low inflation, the Federal budget surplus and the surge in demand for high quality debt securities in reaction to the Asian financial crisis.

  At the beginning of the year, the corporate bond market was under pressure in reaction to declining Asian bond prices and a flood of new bond financing because of the low interest rate environment. By February, those supply pressures had eased and the U.S. bond market rebounded. The recovery continued in the second quarter, but with the worsening of Asian economic problems spreads began to widen. The fear that the Asian crisis may affect U.S. corporate profits resulted in a flight to quality, that is, a strong demand for U.S. government securities. As a result, during the reporting period Government securities outperformed the other sectors of the fixed-income market: corporates, mortgages
and    asset-backed    securities.

  Importantly, the investment environment for most U.S. companies has remained quite positive. Telecommunication and media companies benefited from strong product demand and increased merger and takeover activity. During the reporting period, the Fund benefited from upgrades in the credit ratings of Cliffs
Drilling,    Niagara    Mohawk    Power    and    Jones    Intercable.

  In the mortgage sector, the low absolute level of rates caused spreads to widen due to fear of higher prepayment rates. Accordingly, we underweighted those securities selling at premiums as well as those of seasoned mortgage pools because we believe that they have not offered investors the expected prepayment protection. Conversely, we have overweighted current coupon and 15-year mortgage securities. Supply issues caused commercial mortgage-backed securities to come under pressure, as spreads widened 10 to 15 basis points compared to Treasuries. We still believe that these securities offer excellent call protection and attractive yields. The portfolio continues to hold significant home equity and manufactured housing positions, as well as some floating rate securities that act as short-term Treasury substitutes.

  Looking ahead, we remain concerned about the effect of the Asia crisis on fixed-income products, yet seek opportunities to purchase securities that have been particularly hard hit by the turmoil in the Far East and represent unusually attractive investment value. Our main focus continues to be security selection, emphasizing relative valuations among the fixed-income sectors.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

                Very truly yours,



                [Arthur J. MacBride signature logo]


                Arthur J. MacBride

                Portfolio Manager

July 15, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares or net asset value per share in the case of Class B, Class C and Class R shares

***SOURCE: LEHMAN BROTHERS--The Lehman Brothers Aggregate Bond Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities.



DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes--98.0%                                                                             Amount             Value
-------------------------------------------------------                                         _____________      ____________
        Aircraft & Aerospace--1.5%  BE Aerospace,
                                        Sr. Sub. Notes, 9.875%, 2006 . . . . . . . . . . .      $     300,000      $    321,000

                                    Compass Aerospace,

                                        Sr. Sub. Notes, 10.125%, 2005  . . . . . . . . . .            635,000 (a)       647,700

                                    Goodrich (BF),

                                        Notes, 7%, 2038  . . . . . . . . . . . . . . . . .            480,000           496,480

                                                                                                                  _____________

                                                                                                                      1,465,180

                                                                                                                  _____________

                Asset-Backed--9.0%  Access Financial Manufactured Housing

                                        Contract Trust, Sr. Pass-Through Ctfs.,

                                        Ser. 1995-1, Cl. A-2, 6.375%, 2021 . . . . . . . .            750,000           755,925

                                    BA Master Credit Card Trust,

                                        Asset Backed Ctfs.,

                                        Ser. 1998-B, Cl. A, 5.77%, 2006  . . . . . . . . .          1,649,000 (b)     1,650,546

                                    CIT RV Trust 1997-A,

                                        Asset Backed Notes, Cl. A-4, 6.20%, 2006 . . . . .          1,241,000         1,245,437

                                    Case Equipment Loan Trust,

                                        Receivable-Backed Notes,

                                        Ser. 1998-A, Cl. A-3, 5.74%, 2002  . . . . . . . .            483,000           482,710

                                    Fleetwood Credit 1997-A Grantor Trust,

                                        Asset Backed Ctfs.,

                                        Cl. A, 6.64%, 2012 . . . . . . . . . . . . . . . .            277,663           280,955

                                    MBNA Master Credit Card Trust,

                                        Asset Backed Ctfs.,

                                        Ser. 1996-J, Cl. A, 5.807%, 2006 . . . . . . . . .            944,000 (b)       946,620

                                    Morgan Stanley Capital I,

                                        Asset Backed Ctfs.:

                                           Ser. 1997-C1, Cl. A1C, 7.63%, 2020  . . . . . .            978,000         1,052,343

                                           Ser. 1998-WF1, Cl. A2, 6.55%, 2007  . . . . . .            381,000           388,084

                                    Oakwood Mortgage Investors,

                                        Asset Backed Ctfs.,

                                        Ser. 1998-A, Cl. A3, 6.05%, 2028 . . . . . . . . .            370,000           370,636

                                    TMS Home Equity Trust,

                                        Asset Backed Ctfs.:

                                           Ser. 1994-B, Cl. A-4, 7.60%, 2021 . . . . . . .            359,000           372,646

                                           Ser. 1994-C, Cl. A-4, 7.80%, 2021 . . . . . . .            245,000           255,234

                                           Ser. 1996-C, Cl. A-6, 7.69%, 2024 . . . . . . .            637,000           668,684

                                           Ser. 1997-A, Cl. A-4, 6.89%, 2016 . . . . . . .            236,000           239,488

                                                                                                                  _____________

                                                                                                                      8,709,308

                                                                                                                  _____________

                  Automotive--1.7%  Advanced Accessory Systems, LLC,

                                        Sr. Sub. Notes, 9.75%, 2007  . . . . . . . . . . .            580,000 (a)       584,350

                                    Delco Remy International,

                                        Sr. Notes, 8.625%, 2007  . . . . . . . . . . . . .            325,000           333,125

                                    Ford Motor,

                                        Deb., 7.40%, 2046  . . . . . . . . . . . . . . . .            715,000           782,289

                                                                                                                  _____________

                                                                                                                      1,699,764

                                                                                                                  _____________

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

                      Banking--3.2% Capital One Bank,

                                        Medium-Term Bank Notes, 6.83%, 1999  . . . . . . .      $     375,000      $    377,575

                                    CitiCorp,

                                        Global Notes, 8%, 2003 . . . . . . . . . . . . . .            205,000           220,352

                                    First National Bank of Boston,

                                        Sub. Notes, 7.375%, 2006 . . . . . . . . . . . . .            758,000           810,545

                                    First Nationwide Holdings,

                                        Sr. Sub. Notes, 10.625%, 2003  . . . . . . . . . .            395,000           438,450

                                    First Security,

                                        Sr. Notes, 6.875%, 2006  . . . . . . . . . . . . .            380,000           395,569

                                    Great Western Financial Trust II,

                                        Gtd. Capital Securities, Ser. A, 8.206%, 2027  . .            550,000           610,124

                                    NationsBank,

                                        Sub. Notes, 6.80%, 2028  . . . . . . . . . . . . .            285,000           292,310

                                                                                                                  _____________

                                                                                                                      3,144,925

                                                                                                                _____________

        Broadcasting & Media--2.1%  Brill Media,

                                        Sr. Notes, 7.50%, 2007 (Units) . . . . . . . . . .            540,000 (c)       507,600

                                    Century Communications,

                                        Sr. Notes, 9.50%, 2000 . . . . . . . . . . . . . .            115,000           121,325

                                    Chancellor Media,

                                        Sr. Sub. Notes, 9.375%, 2004 . . . . . . . . . . .            400,000           422,000

                                    Cumulus Media,

                                        Sr. Sub. Notes, 10.375%, 2008  . . . . . . . . . .            340,000           346,800

                                    Jacor Communications,

                                        Sr. Sub. Notes, 8.75%, 2007  . . . . . . . . . . .            120,000           125,400

                                    Lin Television,

                                        Sr. Sub. Notes, 8.375%, 2008 . . . . . . . . . . .            185,000 (a)       189,625

                                    LodgeNet Entertainment,

                                        Sr. Notes, 10.25%, 2006  . . . . . . . . . . . . .            300,000           310,500

                                                                                                                  _____________

                                                                                                                      2,023,250

                                                                                                                  _____________

           Building Materials--.1%  Associated Materials,

                                        Sr. Sub. Notes, 9.25%, 2008  . . . . . . . . . . .            135,000           139,050

                                                                                                                  _____________

                    Chemicals--.6%  Octel Developments PLC,

                                        Sr. Notes, 10%, 2006 . . . . . . . . . . . . . . .            600,000 (a)       615,000

                                                                                                                  _____________

        Commercial Mortgages--3.4%  Asset Securitization,

                                        Commercial Mortgage Pass-Through Ctfs.:

                                           Ser. 1996-MD VI, Cl. A-1A, 6.72%, 2026  . . . .            242,253           246,833

                                           Ser. 1996-MD VI, Cl. A-1C, 7.04%, 2026  . . . .            780,000           824,051

                                           Ser. 1997-D IV, Cl. A-1D, 7.49%, 2029 . . . . .            693,000           754,362

                                    First Union-Lehman Brothers Commercial Mortgage

                                        Trust, Pass-Through Ctfs.,

                                        Ser. 1997-C1, Cl. IO, 1.264%, 4/18/2027

                                        (Interest Only Obligation) . . . . . . . . . . . .          8,979,097 (b,d)     650,985

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

  Commercial Mortgages (continued)  Lehman Brothers Commercial

                                        Conduit Mortgage Trust,

                                        Commercial Mortgage Pass-Through Ctfs.,

                                        Ser. 1998-C1, Cl. A2, 6.40%, 2007  . . . . . . . .      $     765,000      $    771,455

                                                                                                                  _____________

                                                                                                                      3,247,686

                                                                                                                  _____________

                    Consumer--6.6%  Brunswick,

                                        Notes, 7.125%, 2027  . . . . . . . . . . . . . . .            635,000           668,763

                                    Federated Department Stores,

                                        Sr. Notes, 8.125%, 2002  . . . . . . . . . . . . .            125,000           134,009

                                    Finlay Enterprises,

                                        Gtd. Sr. Notes, 9%, 2008 . . . . . . . . . . . . .            335,000           337,512

                                    Hilton Hotels,

                                        Sr. Notes, 7.375%, 2002  . . . . . . . . . . . . .            152,000           154,441

                                    KinderCare Learning Centers,

                                        Sr. Sub. Notes, 9.50%, 2009  . . . . . . . . . . .            630,000           637,875

                                    Lamar Advertising,

                                        Gtd. Sr. Sub. Notes, 8.625%, 2007  . . . . . . . .            250,000           257,187

                                    Muzak L.P./Capital,

                                        Sr. Notes, 10%, 2003 . . . . . . . . . . . . . . .            400,000           416,000

                                    Prime Succession Acquisition,

                                        Sr. Sub. Notes, 10.75%, 2004 . . . . . . . . . . .            130,000           142,675

                                    Protection One Alarm Monitoring,

                                        Sr. Sub. Discount Notes, Zero Coupon 1998  . . . .            550,000 (e)       621,500

                                    Rayovac,

                                        Sr. Sub. Notes, 10.25%, 2006 . . . . . . . . . . .            195,000           213,525

                                    Reliant Building Products,

                                        Sr. Sub. Notes, 10.875%, 2004  . . . . . . . . . .            570,000           578,550

                                    Revlon Worldwide,

                                        Sr. Secured Discount Notes,

                                        Zero Coupon, 2001  . . . . . . . . . . . . . . . .            990,000           772,200

                                    Royal Caribbean Cruises,

                                        Deb., 7.50%, 2027  . . . . . . . . . . . . . . . .            815,000           863,202

                                    Standard Commercial Tobacco,

                                        Gtd. Sr. Notes, 8.875%, 2005 . . . . . . . . . . .            580,000           571,300

                                                                                                                  _____________

                                                                                                                      6,368,739

                                                                                                                  _____________

                      Energy--2.5%  Avon Energy Partners Holdings,

                                        Sr. Notes, 6.73%, 2002 . . . . . . . . . . . . . .            950,000 (a)       969,835

                                    Chesapeake Energy,

                                        Sr. Notes, 7.875%, 2004  . . . . . . . . . . . . .            425,000           399,500

                                    Coastal,

                                        Sr. Notes, 8.125%, 2002  . . . . . . . . . . . . .            420,000           449,954

                                    HS Resources,

                                        Sr. Sub. Notes, 9.25%, 2006  . . . . . . . . . . .            205,000           207,562

                                    Noble Drilling,

                                        Sr. Notes, 9.125%, 2006  . . . . . . . . . . . . .             98,000           109,377

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

   Energy (continued) Norcen Energy Resources, Ltd.,

                                        Deb., 7.375%, 2006 . . . . . . . . . . . . . . . .      $     165,000      $    175,948

                                    Oryx Energy,

                                        Notes, 10%, 2001 . . . . . . . . . . . . . . . . .             80,000            86,753

                                                                                                                  _____________

                                                                                                                      2,398,929

                                                                                                                  _____________

               Entertainment--1.6%  KSL Recreation Group,

                                        Sr. Sub. Notes, 10.25%, 2007 . . . . . . . . . . .            300,000           325,500

                                    Silver Cinemas,

                                        Sr. Sub. Notes, 10.50%, 2005 . . . . . . . . . . .            510,000 (a)       515,100

                                    Six Flags Entertainment,

                                        Gtd. Sr. Notes, 8.875%, 2006 . . . . . . . . . . .            375,000           383,906

                                    United Artists Theatres,

                                        Sr. Sub. Notes, 9.75%, 2008  . . . . . . . . . . .            300,000 (a)       300,750

                                                                                                                  _____________

                                                                                                                      1,525,256

                                                                                                                  _____________

                Environmental--.9%  USA Waste Services,

                                        Sr. Notes, 7.125%, 2007  . . . . . . . . . . . . .            340,000           356,499

                                    WMX Technologies:

                                        Notes, 7.70%, 2002 . . . . . . . . . . . . . . . .            360,000           377,289

                                        Notes, 6.625%, 2002  . . . . . . . . . . . . . . .            135,000           136,621

                                                                                                                  _____________

                                                                                                                        870,409

                                                                                                                  _____________

                     Finance--9.5%  Dollar Financial Group,

                                        Sr. Notes, 10.875%, 2006 . . . . . . . . . . . . .            300,000           324,000

                                    Finova Capital,

                                        Medium-Term Notes, 6.22%, 2000 . . . . . . . . . .            810,000           812,950

                                    GMAC, Notes:

                                        7.125%, 2001 . . . . . . . . . . . . . . . . . . .            115,000           118,446

                                        6.875%, 2001 . . . . . . . . . . . . . . . . . . .            275,000           281,922

                                    H.F. Ahmanson & Co.,

                                        Medium-Term Notes, Ser. A, 7.65%, 2000 . . . . . .            630,000           649,062

                                    Household Finance,

                                        Medium-Term Notes,

                                        Ser. A, 6.58%, 1999  . . . . . . . . . . . . . . .            510,000           511,976

                                    Jefferson-Pilot Capital Trust A,

                                        Gtd. Capital Securities,

                                        8.14%, 2046  . . . . . . . . . . . . . . . . . . .            385,000 (a)       420,084

                                    Jefferson-Pilot Capital Trust B,

                                        Gtd. Capital Securities,

                                        Ser. B, 8.285%, 2046 . . . . . . . . . . . . . . .            190,000 (a)       209,530

                                    Lehman Brothers Holdings:

                                        Notes, 6.25%, 2003 . . . . . . . . . . . . . . . .          1,390,000         1,392,503

                                        Notes, 8.50%, 2007 . . . . . . . . . . . . . . . .            610,000           696,018

                                        Sr. Sub. Notes, 6.125%, 2001 . . . . . . . . . . .            400,000           400,442

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

                Finance (continued) Paine Webber Group:

                                        Medium-Term Sr. Notes, Ser. C:

                                           7.81%, 2017 . . . . . . . . . . . . . . . . . .      $     435,000      $    477,940

                                           8.06%, 2017 . . . . . . . . . . . . . . . . . .            730,000           821,587

                                        Notes, 7.625%, 2008  . . . . . . . . . . . . . . .            135,000           146,406

                                        Sr. Notes, 7.39%, 2017 . . . . . . . . . . . . . .            675,000           712,315

                                    Salomon,

                                        Medium-Term Notes,

                                        Ser. D, 7.59%, 2000  . . . . . . . . . . . . . . .            445,000           455,981

                                    Sears Roebuck Acceptance,

                                        Notes, 6%, 2003  . . . . . . . . . . . . . . . . .            780,000           779,234

                                                                                                                  _____________

                                                                                                                      9,210,396

                                                                                                                  _____________

             Food & Beverage--1.4%  Favorite Brands International,

                                        Sr. Notes, 10.75%, 2006  . . . . . . . . . . . . .            600,000 (a)       609,000

                                    Nabisco,

                                        Notes, 6%, 2001  . . . . . . . . . . . . . . . . .            735,000           736,171

                                                                                                                  _____________

                                                                                                                      1,345,171

                                                                                                                  _____________

                     Foreign--2.9%  Canadian Forest Oil, Ltd.,

                                        Sr. Sub. Notes, 8.75%, 2007  . . . . . . . . . . .            525,000           515,830

                                    China International Trust and Investment,

                                        Bonds, 6.875%, 2003  . . . . . . . . . . . . . . .          1,000,000           892,880

                                    Embotelladora Andina S.A.,

                                        Notes, Ser. A, 7%, 2007  . . . . . . . . . . . . .            490,000           494,231

                                    Rogers Communications,

                                        Conv. Sub. Deb., 2%, 2005  . . . . . . . . . . . .            475,000           303,406

                                    Sun Hung Kai Properties Finance Cayman Ltd.,

                                        Gtd. Bonds, 5.625%, 1998 . . . . . . . . . . . . .            585,000           577,687

                                                                                                                  _____________

                                                                                                                      2,784,034

                                                                                                                  _____________

                  Health Care--.9%  Global Health Sciences,

                                        Sr. Notes, 11%, 2008 . . . . . . . . . . . . . . .            265,000 (a)       263,012

                                    Loewen Group International,

                                        Gtd. Sr. Notes, Ser. 3, 7.75%, 2001  . . . . . . .            250,000           257,566

                                    Physician Sales & Service,

                                        Sr. Sub. Notes, 8.50%, 2007  . . . . . . . . . . .            300,000           310,875

                                                                                                                  _____________

                                                                                                                        831,453

                                                                                                                  _____________

                  Industrial--9.6%  Alliance Laundry Systems,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . . . .            355,000 (a)       357,663

                                    Eagle-Picher:

                                        Holdings,

                                           Discount Notes, Zero Coupon, 2003 . . . . . . .            600,000 (a,e)     349,500

                                        Industries,

                                           Sr. Sub. Notes, 9.375%, 2008  . . . . . . . . .            375,000 (a)       380,625

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

            Industrial (continued)  ICN Pharmaceuticals,

                                        Sr. Notes, Ser. B, 9.25%, 2005 . . . . . . . . . .      $     300,000      $    317,250

                                    Ingersoll-Rand,

                                        Sr. Notes, 6.255%, 2001  . . . . . . . . . . . . .            875,000           880,389

                                    Insilco,

                                        Sr. Sub. Notes, 10.25%, 2007 . . . . . . . . . . .            610,000           640,500

                                    Lockheed Martin,

                                        Gtd. Deb., 7.75%, 2026 . . . . . . . . . . . . . .            930,000         1,062,240

                                    Navistar International,

                                        Sr. Notes, Ser. B, 7%, 2003  . . . . . . . . . . .            370,000           372,775

                                    Numatics,

                                        Sr. Sub. Notes, 9.625%, 2008 . . . . . . . . . . .            140,000 (a)       142,100

                                    Pioneer,

                                        Sr. Secured Notes, 9.25%, 2007 . . . . . . . . . .            230,000           228,850

                                    Plastic Containers,

                                        Sr. Secured Notes, 10%, 2006 . . . . . . . . . . .            325,000           347,750

                                    Raytheon,

                                        Notes, 5.95%, 2001 . . . . . . . . . . . . . . . .            600,000           600,197

                                    Regional,

                                        Sr. Notes, 10.50%, 2008  . . . . . . . . . . . . .            535,000           535,000

                                    Sony,

                                        Notes, 6.125%, 2003  . . . . . . . . . . . . . . .            130,000           130,406

                                    Steel Heddle Manufacturing,

                                        Sr. Sub. Notes, 10.625%, 2008  . . . . . . . . . .            600,000 (a)       603,000

                                    Stena Line AB,

                                        Sr. Notes, 10.625%, 2008 . . . . . . . . . . . . .            600,000           610,500

                                    Tracor,

                                        Sr. Sub. Notes, 8.50%, 2007  . . . . . . . . . . .            300,000           327,000

                                    United International Holdings,

                                        Sr. Discount Notes, Ser. B, Zero Coupon, 2003  . .          1,290,000 (e)       780,450

                                    Wesco Distribution,

                                        Sr. Sub. Notes, 9.125%, 2008 . . . . . . . . . . .            600,000 (a)       597,000

                                                                                                                  _____________

                                                                                                                      9,263,195

                                                                                                                  _____________

                   Insurance--4.1%  Equitable Life Assurance Society of the U.S.,

                                        Surplus Notes, 7%, 2028  . . . . . . . . . . . . .            415,000           430,753

                                    Lincoln National,

                                        Deb., 7.25%, 2005  . . . . . . . . . . . . . . . .            280,000           295,047

                                    Safeco Capital Trust 1,

                                        Gtd. Capital Securities, 8.072%, 2037  . . . . . .            750,000           804,945

                                    Sun Life of Canada (U.S.) Capital Trust 1,

                                        Gtd. Cum. Capital Securities, 8.526%, 2049 . . . .          1,265,000 (a)     1,426,437

                                    Zurich Capital Trust I,

                                        Gtd. Capital Securities, 8.376%, 2037  . . . . . .            950,000 (a)     1,058,462

                                                                                                                  _____________

                                                                                                                      4,015,644

                                                                                                                  _____________

                      Metals--1.5%  Keystone Consolidated Industries,

                                        Sr. Secured Notes, 9.625%, 2007  . . . . . . . . .            450,000           462,375

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

                 Metals (continued) U.S. Can,

                                        Sr. Sub. Notes, Ser. B, 10.125%, 2006  . . . . . .       $    350,000      $    371,000

                                    Wyman-Gordon,

                                        Sr. Notes, 8%, 2007  . . . . . . . . . . . . . . .            560,000           571,200

                                                                                                                  _____________

                                                                                                                      1,404,575

                                                                                                                  _____________

       Residential Mortgages--1.8%  Amresco Reidential Securities Mortgage Loan

                                        Trust,

                                        Ser. 1998-2, Cl. A8, 5.811%, 2028  . . . . . . . .          1,380,000 (b)     1,380,000

                                    Associates Manufactured Housing Trust,

                                        Pass-Through Ctfs.,

                                        Ser. 1997-2, Cl. A4, 6.475%, 2028  . . . . . . . .            316,000           321,506

                                                                                                                  _____________

                                                                                                                      1,701,506

                                                                                                                _____________

                    Retailers--.6%  Fedders North America,

                                        Gtd. Sr. Sub. Notes, 9.375%, 2007  . . . . . . . .            600,000           597,000

                                                                                                                  _____________

                  Technology--1.6%  Amphenol,

                                        Sr. Sub. Notes, 9.875%, 2007 . . . . . . . . . . .            330,000           348,150

                                    DynCorp,

                                        Sr. Sub. Notes, 9.50%, 2007  . . . . . . . . . . .            520,000           538,200

                                    Iron Mountain,

                                        Sr. Sub. Notes, 10.125%, 2006  . . . . . . . . . .            600,000           660,000

                                                                                                                  _____________

                                                                                                                      1,546,350

                                                                                                                  _____________

          Telecommunications--6.4%  21st Century Telecom Group,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . . . .          1,040,000 (a,e)     587,600

                                    Amazon.Com,

                                        Sr. Discount Notes, Zero Coupon, 2003  . . . . . .            710,000 (a,e)     434,875

                                    Comcast Cellular,

                                        Sr. Notes, 9.50%, 2007 . . . . . . . . . . . . . .            450,000           471,375

                                    Dobson Wireline,

                                        Sr. Notes, 12.25%, 2008  . . . . . . . . . . . . .            700,000 (a)       682,500

                                    GCI,

                                        Sr. Notes, 9.75%, 2007 . . . . . . . . . . . . . .            400,000           422,000

                                    Iridium LLC/Capital,

                                        Sr. Notes, 11.25%, 2005  . . . . . . . . . . . . .            600,000           604,500

                                    Level 3 Communications,

                                        Sr. Notes, 9.125%, 2008  . . . . . . . . . . . . .            550,000 (a)       538,312

                                    McLeod USA,

                                        Sr. Notes, 9.25%, 2007 . . . . . . . . . . . . . .            350,000           364,875

                                    Mediacom LLC/Capital,

                                        Sr. Notes, 8.50%, 2008 . . . . . . . . . . . . . .            305,000 (a)       305,381

                                    Nextel Communications,

                                        Sr. Discount Notes, Zero Coupon, 2002  . . . . . .          1,150,000 (e)       753,250

                                    Orion Network Systems,

                                        Sr. Notes, 11.25%, 2007 (Units)  . . . . . . . . .            550,000 (f)       610,500

                                    Price Communications Wireless,

                                        Sr. Notes, 9.125%, 2006  . . . . . . . . . . . . .            430,000 (a)       431,613

                                                                                                                  _____________

                                                                                                                      6,206,781

                                                                                                                  _____________

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount             Value
-------------------------------------------------------                                         _____________      ____________

                      Textiles--.9% Burlington Industries,

                                        Deb., 7.25%, 2007  . . . . . . . . . . . . . . . .       $    875,000      $    904,853

                                                                                                                  _____________

U.S. Government Agencies/

            Mortgage Backed--21.8%  Federal Home Loan Mortgage Corp.:

                                        7%, 4/1/2013 . . . . . . . . . . . . . . . . . . .            965,000 (g)       983,692

                                        9.50%, 7/25/2022 . . . . . . . . . . . . . . . . .            507,951           540,968

                                    Federal National Mortgage Association:

                                        6%, 8/1/2010-7/1/2013  . . . . . . . . . . . . . .          1,627,016 (h)     1,612,068

                                        6.50%, 11/1/2003-7/1/2013  . . . . . . . . . . . .          2,850,298 (h)     2,875,391

                                        7%, 8/1/2013-7/1/2023  . . . . . . . . . . . . . .          4,649,464 (h)     4,732,151

                                        7.50%, 4/1/2005  . . . . . . . . . . . . . . . . .             36,703            36,704

                                        7.536%, 6/1/2016 . . . . . . . . . . . . . . . . .            950,194         1,011,215

                                        9%, 6/1/2026 . . . . . . . . . . . . . . . . . . .            188,436           199,624

                                        Gtd. REMIC Pass-Through Cfts.,

                                           Ser. 1996-M7, Cl. B,

                                           6.865%, 6/17/2011 . . . . . . . . . . . . . . .            320,000 (b)       330,597

                                    Government National Mortgage Association I:

                                        7%, 7/1/2028 . . . . . . . . . . . . . . . . . . .          1,554,000 (g)     1,577,310

                                        7.50%, 12/15/2023-7/1/2028 . . . . . . . . . . . .          6,105,615 (h)     6,277,966

                                        8%, 7/15/2027  . . . . . . . . . . . . . . . . . .            924,510           959,467

                                                                                                                  _____________

                                                                                                                     21,137,153

                                                                                                                  _____________

             U.S. Government--1.8%  U.S. Treasury Notes:

                                        5.875%, 11/15/1999 . . . . . . . . . . . . . . . .            402,000           403,930

                                        5.375%, 1/31/2000  . . . . . . . . . . . . . . . .          1,065,000         1,062,774

                                        6.375%, 8/15/2002  . . . . . . . . . . . . . . . .             85,000            87,608

                                    U.S. Treasury Principal Strips,

                                        Zero Coupon, 8/15/2022 . . . . . . . . . . . . . .            705,000           179,169

                                                                                                                  _____________

                                                                                                                      1,733,481

                                                                                                                  _____________

                                    TOTAL BONDS AND NOTES

                                        (cost $92,775,919) . . . . . . . . . . . . . . . .                        $  94,889,088

                                                                                                                  _____________
                                                                                                                  _____________



Short-Term Investments--17.1%
-------------------------------------------------------

    Commercial Paper; General Electric Credit Corp.,

                                        6.45%, 7/1/1998

                                        (cost $16,542,000) . . . . . . . . . . . . . . . .       $  16,542,000    $  16,542,000

                                                                                                                  _____________


TOTAL INVESTMENTS (cost $109,317,919). . . . . . . . . . . . . . . . . . . . . . . . . . .               115.1%    $111,431,088

                                                                                                       _______    _____________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .               (15.1%)  $ (14,638,310)

                                                                                                       _______    _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100.0%   $  96,792,778

                                                                                                       _______    _____________


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------


Notes to Statements of Investments:
-----------------------------------------------------------------------------

(a)Securities  exempt  from registration under Rule 144A of the Securities Act
 of   1933.   These  securities  may  be  resold  in  transactions  exempt  from registration,  normally  to  qualified  institutional buyers. At June 30, 1998, these securities amounted to $13,219,054 or 13.7% of net assets.

(b)  Variable rate security-interest rate subject to periodic change.

(c)  With Appreciation Notes attached.

(d)  Notional face amount shown.

(e)Zero Coupon until year shown at which time a stated coupon rate becomes effective.

(f)  With warrants to purchase common stock.

(g)  Purchased on a forward commitment basis.

(h)  Partially purchased on a forward commitment basis.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $109,317,919      $111,431,088

                                 Receivable for investment securities sold . . . . . . . .                            7,809,646

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,400,475

                                 Receivable for shares of Beneficial Interest subscribed . .                             62,994

                                                                                                                  _____________

                                                                                                                    120,704,203

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               68,613

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               11,576

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              598,299

                                 Payable for investment securities purchased . . . . . . .                           22,770,273

                                 Payable for shares of Beneficial Interest redeemed  . . .                              462,664

                                                                                                                  _____________

                                                                                                                     23,911,425

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  96,792,778

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $101,101,950

                                 Accumulated distributions in excess of
                                   investment income--net  . . . . . . . . . . . . . . . .                              (19,191)

                                 Accumulated net realized gain (loss) on investments . . .                           (6,403,150)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 3  . . . . . . . . . . . . . . . .                            2,113,169

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  96,792,778

                                                                                                                  _____________




                                                           NET ASSET VALUE PER SHARE
                                             __________________________________________________________

                                                              Class A           Class B            Class C           Class R
                                                            ____________      ____________       ____________      ____________
Net Assets . . . . . . . . . . . . . . . . . . . . . .       $73,979,838        $9,389,175         $1,839,202       $11,584,563

Shares Outstanding . . . . . . . . . . . . . . . . . .         6,667,780           846,284            165,695         1,044,147

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . .            $11.10            $11.09             $11.10            $11.09

                                                                 _______           _______            _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $3,562,137

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   328,205

                                 Distribution and service fees--Note 2(b)  . . . . . . . .            139,157

                                 Loan commitment fees--Note 4  . . . . . . . . . . . . . .                427

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              467,789

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,094,348

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . . . . . .        $   930,854

                                 Net unrealized appreciation (depreciation) on investments . .       (179,040)

                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                              751,814

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $3,846,162

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended
                                                                                       June 30, 1998         Year Ended
                                                                                        (Unaudited)       December 31, 1997
                                                                                      ________________     _________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      3,094,348     $       6,300,051

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . .             930,854               919,974

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . .            (179,040)            1,470,433

                                                                                          ____________          ____________

         Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .           3,846,162             8,690,458

                                                                                          ____________          ____________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,477,323)           (4,956,835)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (246,514)             (351,138)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (39,288)              (45,681)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (390,757)             (906,054)

                                                                                          ____________          ____________

         Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,153,882)           (6,259,708)

                                                                                          ____________          ____________

BENEFICIAL INTEREST TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,924,555             9,538,076

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,462,277             3,306,776

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             959,255               704,099

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,497,605             4,188,843

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,947,903             3,927,349

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             120,750               165,637

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,570                20,653

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             349,376               805,637

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,322,969)          (19,780,145)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,141,514)           (1,719,546)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (146,317)             (160,373)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,374,354)           (6,881,617)

                                                                                          ____________          ____________

         Increase (Decrease) in Net Assets from Beneficial Interest Transactions .           4,289,137            (5,884,611)

                                                                                          ____________          ____________

           Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .           4,981,417            (3,453,861)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          91,811,361            95,265,222

                                                                                          ____________          ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $96,792,778           $91,811,361

                                                                                          ____________          ____________


UNDISTRIBUTED INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF INVESTMENT INCOME)--NET. .  $      (19,191)       $       40,343

                                                                                          ____________          ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                     Shares
                                                                                      _____________________________________

                                                                                     Six Months Ended
                                                                                      June 30, 1998          Year Ended
                                                                                       (Unaudited)        December 31, 1997
                                                                                     ________________      ________________
CAPITAL SHARE TRANSACTIONS:

  Class A
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            443,800               885,615

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .            175,644               363,709

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (569,906)           (1,837,421)

                                                                                          ___________           ___________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . .             49,538              (588,097)

                                                                                          ___________           ___________


   Class B
   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            311,985              306,677

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .             10,888               15,300

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (102,855)            (159,287)

                                                                                          ___________          ___________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . .            220,018              162,690

                                                                                          ___________          ___________


   Class C
   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             86,348               65,104

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .              1,133                1,907

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (13,212)             (14,740)

                                                                                          ___________          ___________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . .             74,269               52,271

                                                                                          ___________          ___________


   Class R
   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            225,168              386,896

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . .             31,503               74,624

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (214,400)            (631,385)

                                                                                          ___________          ___________

             Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . .             42,271             (169,865)

                                                                                          ___________          ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                      Class A Shares
                                                            _________________________________________________________________

                                                        Six Months Ended
                                                         June 30, 1998                    Year Ended December 31,
                                                                            ___________________________________________________

PER SHARE DATA:                                           (Unaudited)          1997      1996       1995     1994(1,2)  1993(1,3)
                                                           __________         ______     ______    ______     ______     ______
   Net asset value, beginning of period  . . . . . .         $11.01           $10.73     $11.08    $10.12     $11.38     $11.45

                                                             ______           ______     ______    ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .            .37              .73        .69       .75        .69(4)     .78(4)

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . .            .09              .27       (.35)      .96      (1.26)       .83

                                                             ______           ______     ______    ______     ______     ______

   Total from Investment Operations  . . . . . . . .            .46             1.00        .34      1.71       (.57)      1.61

                                                             ______           ______     ______    ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .           (.37)            (.72)      (.69)     (.75)      (.69)      (.75)

   Dividends from net realized gain on investments . .           --               --         --        --         --       (.57)

   Dividends in excess of net realized gain
       on investments  . . . . . . . . . . . . . . .             --               --         --        --         --       (.36)

                                                             ______           ______     ______    ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . .           (.37)            (.72)      (.69)     (.75)      (.69)     (1.68)

                                                             ______           ______     ______    ______     ______     ______

   Net asset value, end of period  . . . . . . . . .         $11.10           $11.01     $10.73    $11.08     $10.12     $11.38

                                                             ______           ______     ______    ______     ______     ______


TOTAL INVESTMENT RETURN(5) . . . . . . . . . . . . .           8.39%(6)         9.80%      3.42%    17.32%     (5.14%)    14.54%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .            .95%(6)          .95%       .95%      .95%       .98%(7)   1.14%(7)

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .           6.68%(6)         6.74%      6.48%     7.08%      6.32%      6.55%

   Portfolio Turnover Rate . . . . . . . . . . . . .         120.41%(8)       244.44%    251.66%   236.10%    270.00%    333.00%

   Net Assets, end of period (000's Omitted) . . . .         $73,980          $72,878    $77,305   $80,782    $79,548    $58,052
-----------------------------

(1) On February 1, 1993 existing shares of the Fund were designated the Retail
    Class and the Fund began offering the Institutional Class and the Investment
    Class of shares. Effective April 4, 1994 the Retail and Institutional
    Classes were reclassified as a single class of shares known as the Investor shares. On October 17, 1994 Investor shares were redesignated Class A shares. The amounts shown for the year ended December 31, 1994 were calculated using the performance of a Retail Class share outstanding from January 1, 1994 to April 3, 1994 and the performance of an Investor (now
    Class A) share outstanding from April 4, 1994 to December 31, 1994. The
    Financial Highlights for the year ended December 31, 1993 are based upon a Retail Class share outstanding.

(2)  Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the
     Fund's investment adviser. From April 4, 1994 through October 16, 1994,
     Mellon Bank, N.A. served as the Fund's investment manager. Effective
     October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(3) Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this year since the use of the undistributed net investment income method did not accord with results of operations.

(4) Net investment income before voluntary waiver of fees or reimbursement of expenses by the investment adviser for the year ended December 31, 1994 was $.69. Net investment income before waiver of fees and/or reimbursement of expenses by the investment adviser, transfer agent, and distributor, for the year ended December 31, 1993 was $.77.

(5)  Exclusive of sales load.

(6)  Annualized.

(7) Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and/or transfer agent, and/or distributor, the ratio of expenses to average net assets for the years ended December 31, 1994 and 1993 would have been .99% and 1.27% respectively.

(8)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)


                                                     Class B Shares
                                             ___________________________________
____________

                                                                          Six Months Ended
                                                                            June 30, 1998        Year Ended December 31,
                                                                                                 ___________________________

PER SHARE DATA:                                                               (Unaudited)          1997        1996       1995
                                                                             ________________     ______      ______     ______
   Net asset value, beginning of period  . . . . . . . . . . . . .               $11.01           $10.73      $11.08     $10.12

                                                                                 ______           ______      ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . .                  .32              .65         .61        .67

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . . . . .                  .09              .27        (.35)       .96

                                                                                 ______           ______      ______     ______

   Total from Investment Operations  . . . . . . . . . . . . . . .                  .41              .92         .26       1.63

                                                                                 ______           ______      ______     ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . .                 (.33)            (.64)       (.61)      (.67)

                                                                                 ______           ______      ______     ______

   Net asset value, end of period  . . . . . . . . . . . . . . . .               $11.09           $11.01      $10.73     $11.08

                                                                                 ______           ______      ______     ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . .                 7.60%(3)         8.97%       2.54%     16.55%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . .                 1.70%(3)         1.70%       1.70%      1.69%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . . . . .                 5.86%(3)         5.98%       5.77%      6.41%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .               120.41%(4)       244.44%     251.66%    236.10%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . .                $9,389           $6,896      $4,973     $2,236
-----------------------------

(1)  The Fund commenced offering Class B shares on December 19, 1994. Financial
     Highlights for the period ended December 31, 1994 for Class B shares are not present because no shares had been issued to the public as of that date.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)


                                                                                            Class C Shares
                                                                             _______________________________________________

                                                                            Six Months Ended
                                                                             June 30, 1998          Year Ended December 31,
                                                                                                  ___________________________

PER SHARE DATA:                                                               (Unaudited)        1997        1996       1995
                                                                          ________________        ______      ______     ______
   Net asset value, beginning of period  . . . . . . . . . . . . .               $11.02           $10.73      $11.08     $10.12
                                                                                 ______           ______      ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . .                  .32              .64         .61        .67

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . . . . . . . . . .                  .09              .29        (.35)       .96

                                                                                 ______           ______      ______     ______

   Total from Investment Operations  . . . . . . . . . . . . . . .                  .41              .93         .26       1.63

                                                                                 ______           ______      ______     ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . .                 (.33)            (.64)       (.61)      (.67)

                                                                                 ______           ______      ______     ______

   Net asset value, end of period  . . . . . . . . . . . . . . . .               $11.10           $11.02      $10.73     $11.08

                                                                                 ______           ______      ______     ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . .                 7.58%(3)         8.96%       2.49%     16.54%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . .                 1.70%(3)         1.70%       1.68%      1.66%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . . . . .                 5.72%(3)         5.95%       5.69%      6.03%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .               120.41%(4)       244.44%     251.66%    236.10%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . .                $1,839           $1,007       $ 420        $67
-----------------------------

(1)  The Fund commenced offering Class C shares on December 19, 1994. Financial Highlights for the period ended December 31, 1994 for Class C shares are not present because no shares had been issued to the public as of that date.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                            Class R Shares
                           ________________________________________________________________________

                                             Six Months Ended                                                 Period Ended
                                              June 30, 1998                Year Ended December 31,             December 31,
                                                                 ______________________________________

PER SHARE DATA:                                (Unaudited)        1997        1996        1995     1994(1,2)     1993(1,3)
                                                __________        ______     ______      ______      ______        ______
   Net asset value, beginning of period  .         $11.01          $10.73     $11.08      $10.12      $11.38        $11.62

                                                   ______          ______     ______      ______      ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . .            .37             .76        .72         .78         .72(4)        .74(4)

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . .            .10             .27       (.35)        .96       (1.26)          .67

                                                   ______          ______     ______      ______      ______        ______

   Total from Investment Operations  . . .            .47            1.03        .37        1.74        (.54)         1.41

                                                   ______          ______     ______      ______      ______        ______

   Distributions:

   Dividends from investment income--net .           (.39)           (.75)      (.72)       (.78)       (.72)         (.71)

   Dividends from net realized gain
       on investments  . . . . . . . . . .             --              --         --          --          --          (.61)

   Dividends in excess of net realized
       gain on investments . . . . . . . .             --              --         --          --          --           (.33)

                                                   ______          ______     ______      ______      ______        ______

   Total Distributions . . . . . . . . . .           (.39)           (.75)      (.72)       (.78)       (.72)        (1.65)

                                                   ______          ______     ______      ______      ______        ______

   Net asset value, end of period  . . . .         $11.09          $11.01     $10.73      $11.08      $10.12        $11.38

                                                   ______          ______     ______      ______      ______        ______


TOTAL INVESTMENT RETURN(5) . . . . . . . .           8.85%(6)        9.97%      3.58%      17.71%      (4.88%)       12.59%(6)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .        .70%(6)         .70%       .70%        .70%        .71%(7)       .83%(6,7)

   Ratio of net investment income
       to average net assets . . . . . .             6.76%(6)        6.99%      6.74%       7.31%       6.59%         6.86%(6)

   Portfolio Turnover Rate . . . . . . . .         120.41%(8)      244.44%    251.66%     236.10%     270.00%       333.00%(8)

   Net Assets, end of period (000's Omitted)       $11,585         $11,031    $12,567     $11,532      $9,588        $1,338
-----------------------------

(1)  On February 1, 1993, the Fund commenced selling Investment Class shares.
Effective April 4, 1994 the Investment Class shares were redesignated as the Trust shares. On October 17, 1994 the Trust shares were redesignated Class R shares.

(2)  Prior to April 4, 1994, the Boston Company Advisors, Inc. served as the
Fund's investment adviser. From April 4, 1994 through
October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.

(3) Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this period since the use of the undistributed net investment income method did not accord with results of operations.

(4) Net investment income before voluntary waiver of fees or reimbursement of expenses by the investment adviser for the year ended December 31, 1994 was $.71. Net investment income before waiver of fees and/or reimbursement of expenses by the investment adviser, transfer agent, and distributor, for the period ended December 31, 1993 was $.74.

(5)  Exclusive of sales load.

(6)  Annualized.

(7) Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and transfer agent, the ratio of expenses to average net assets for the years ended December 31, 1994 and 1993 would have been .72% and
 .87%, respectively.

(8)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Managed Income Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering three series, including the Fund. The Fund' s investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Dreyfus Corporation (" Manager" ) serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (" CDSC" ) and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

  Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes

  The Fund has an unused capital loss carryover of approximately $7,306,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1997. The carryover does not include net realized securities losses from November 1, 1997 through December 31, 1997 which are treated, for Federal income tax purposes, as arising in fiscal 1998. If not applied, $5,560,000 of the carryover expires in fiscal 2002, $539,000 expires in fiscal 2003 and $1,207,000 expires in fiscal 2004.

NOTE 2 --INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund). These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

  (B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to
 . 25%  of  the value of its average daily net assets attributable to its Class A shares  to  compensate  the  Distributor  and  Dreyfus  Service  Corporation, an
affiliate   of  the  Manager,  for  shareholder  servicing  activities  and  the
Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution fee or service fee. During the period ended June 30, 1998, Class A,
Class   B   and  Class  C  shares  were  charged  $91,336,  $30,897  and  $4,969 respectively, pursuant to the Plan and Class B and Class C shares were charged $10,299 and $1,656, respectively, pursuant to the service plan.

  Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

DREYFUS PREMIER MANAGED INCOME FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3 -- SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended June 30, 1998 amounted to $111,741,332 and $111,663,188, respectively.

  At June 30, 1998, accumulated net unrealized appreciation on investments was $2,113,169, consisting of $2,322,814 gross unrealized appreciation and $209,645 gross unrealized depreciation.

  At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1998, the Fund did not borrow under the Facility.


DREYFUS PREMIER MANAGED

INCOME FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












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